UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)          (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2011 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2011

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	16.20%

S&P 500® Index	16.36%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	16.80%

Schwab 1000 Index®	17.05%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	23.71%

Schwab Small-Cap Index®	23.86%
Fund Category: Morningstar Small-Cap Blend	22.99%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	17.53%

Dow Jones U.S. Total Stock Market IndexSM	17.71%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[1]	13.47%

Schwab International Index®	13.34%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Equity Index Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Equity Index Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	16.20%	17.07%	2.96%	2.76%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	15.86%	16.73%	2.65%	2.36%
Post-Liquidation (shares were sold)	10.87%	11.44%	2.48%	2.20%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$93,504
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.4%
Energy	13.0%
Health Care	11.2%
Industrials	11.1%
Consumer Discretionary	10.5%
Consumer Staples	10.3%
Materials	3.6%
Utilities	3.2%
Telecommunication Services	3.0%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.5%
Apple, Inc.	2.6%
Chevron Corp.	1.8%
General Electric Co.	1.7%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.5%
AT&T, Inc.	1.5%
The Procter & Gamble Co.	1.4%
JPMorgan Chase & Co.	1.4%
Johnson & Johnson	1.4%
Total	18.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	16.80%	17.78%	3.19%	3.19%
Schwab 1000 Index®	17.05%	18.26%	3.47%	3.50%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	16.30%	17.28%	2.89%	2.84%
Post-Liquidation (shares were sold)	11.45%	12.10%	2.68%	2.60%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$82,144
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	5%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.7%
Energy	12.8%
Industrials	11.5%
Health Care	11.1%
Consumer Discretionary	11.0%
Consumer Staples	9.4%
Materials	4.2%
Utilities	3.3%
Telecommunication Services	2.8%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.1%
Apple, Inc.	2.2%
Chevron Corp.	1.5%
General Electric Co.	1.5%
International Business Machines Corp.	1.5%
Microsoft Corp.	1.4%
AT&T, Inc.	1.3%
The Procter & Gamble Co.	1.3%
Johnson & Johnson	1.3%
JPMorgan Chase & Co.	1.2%
Total	16.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	23.71%	21.61%	5.42%	7.40%
Schwab Small-Cap Index	23.86%	21.88%	5.60%	7.50%
Fund Category: Morningstar Small-Cap Blend	22.99%	21.91%	3.63%	8.14%

Fund Expense Ratios5: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	23.44%	21.35%	4.09%	6.49%
Post-Liquidation (shares were sold)	15.61%	14.25%	4.22%	6.15%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	21.25%	20.15%	2.29%	6.95%
Post-Liquidation (shares were sold)	14.08%	13.39%	2.47%	6.63%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$1,408
Price/Earnings Ratio (P/E)	62.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	23%

 Sector Weightings % of Investments

Financials	17.6%
Information Technology	17.4%
Industrials	17.0%
Consumer Discretionary	14.5%
Health Care	12.4%
Energy	6.2%
Materials	5.7%
Consumer Staples	3.9%
Utilities	3.3%
Telecommunication Services	1.2%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Pharmasset, Inc.	0.3%
Frontier Oil Corp.	0.3%
The Manitowoc Co., Inc.	0.3%
Catalyst Health Solutions, Inc.	0.3%
Coeur d’Alene Mines Corp.	0.3%
Lufkin Industries, Inc.	0.3%
Energy XXI (Bermuda) Ltd.	0.3%
Healthspring, Inc.	0.3%
General Cable Corp.	0.3%
Level 3 Communications, Inc.	0.3%
Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	17.53%	18.57%	3.65%	4.05%
Dow Jones U.S. Total Stock Market Indexsm	17.71%	18.68%	3.56%	4.04%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	17.19%	18.23%	3.37%	3.69%
Post-Liquidation (shares were sold)	11.71%	12.39%	3.08%	3.34%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	2,317
Weighted Average Market Cap ($ x 1,000,000)	$75,870
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.9%
Energy	12.0%
Industrials	11.3%
Health Care	11.3%
Consumer Discretionary	11.2%
Consumer Staples	8.8%
Materials	4.4%
Utilities	3.3%
Telecommunication Services	2.6%
Other	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.0%
Chevron Corp.	1.4%
General Electric Co.	1.4%
International Business Machines Corp.	1.3%
Microsoft Corp.	1.2%
AT&T, Inc.	1.2%
The Procter & Gamble Co.	1.2%
Johnson & Johnson	1.1%
JPMorgan Chase & Co.	1.1%
Total	14.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 13

Schwab International Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	13.47%	20.64%	1.95%	4.99%
Schwab International Index®	13.34%	19.54%	2.07%	5.30%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%	20.50%	1.56%	5.24%

Fund Expense Ratios5: Net 0.19%; Gross 0.21%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	12.95%	20.10%	1.57%	4.47%
Post-Liquidation (shares were sold)	9.23%	13.93%	1.69%	4.15%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	10.24%	18.02%	0.03%	4.06%
Post-Liquidation (shares were sold)	6.99%	12.13%	0.57%	3.91%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	356
Weighted Average Market Cap ($ x 1,000,000)	$68,494
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	2%

 Sector Weightings % of Investments

Financials	26.3%
Energy	11.8%
Materials	11.3%
Consumer Staples	10.1%
Industrials	9.6%
Health Care	8.4%
Consumer Discretionary	7.8%
Telecommunication Services	6.1%
Utilities	4.7%
Information Technology	3.7%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	2.1%
HSBC Holdings plc	1.8%
BHP Billiton Ltd.	1.6%
Novartis AG - Reg’d	1.6%
Vodafone Group plc	1.5%
Total S.A.	1.4%
BP plc	1.4%
Royal Dutch Shell plc, A Shares	1.4%
Siemens AG - Reg’d	1.1%
Roche Holding AG	1.1%
Total	15.0%

 Country Weightings % of Investments

United Kingdom	20.9%
Japan	13.6%
France	10.6%
Canada	9.8%
Germany	9.1%
Switzerland	8.4%
Australia	7.6%
Spain	3.8%
Italy	3.0%
Other Countries	13.2%
Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,162.00	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,168.00	$1.56
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$1,237.10	$1.05
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,175.30	$0.49
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,134.70	$1.01
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.70		16.28	15.28		24.28	21.56	18.88

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.35	0.20		0.44	0.41	0.37
Net realized and unrealized gains (losses)	2.80		2.31	1.22		(9.02)	2.68	2.65

Total from investment operations	2.99		2.66	1.42		(8.58)	3.09	3.02
Less distributions:
Distributions from net investment income	(0.36)		(0.24)	(0.42)		(0.42)	(0.37)	(0.34)

Net asset value at end of period	21.33		18.70	16.28		15.28	24.28	21.56

Total return (%)	16.20	[2]	16.50	9.81		(35.92)	14.50	16.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.13	[4]	0.19	0.19	0.19
Gross operating expenses	0.09	[3]	0.10	0.16		0.21	0.20	0.21
Net investment income (loss)	1.94	[3]	1.97	2.09		2.06	1.78	1.74
Portfolio turnover rate	1	[2]	2	3	[5]	3	2	3
Net assets, end of period ($ x 1,000,000)	11,758		10,007	8,718		2,598	4,345	4,038

* Unaudited.

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	8,745,209,906	11,661,462,266
0.8%		Short-Term Investments	99,517,526	99,517,538

100.0%		Total Investments	8,844,727,432	11,760,979,804
0.2%		Collateral Invested for Securities on Loan	21,049,265	21,049,265
(0	.2)%	Other Assets and Liabilities, Net		(23,866,451)

100.0%		Net Assets		11,758,162,618

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,503,397	0.5	54,197,552
Other Securities		0.3	37,925,184

		0.8	92,122,736

Banks 2.7%
Wells Fargo & Co.	4,933,809	1.2	143,623,180
Other Securities		1.5	178,023,502

		2.7	321,646,682

Capital Goods 8.6%
3M Co.	667,919	0.6	64,928,406
Caterpillar, Inc.	597,262	0.6	68,930,007
General Electric Co.	9,963,752	1.7	203,758,728
The Boeing Co.	689,254	0.5	54,988,684
United Technologies Corp.	865,135	0.7	77,498,793
Other Securities		4.5	538,503,589

		8.6	1,008,608,207

Commercial & Professional Supplies 0.6%
Other Securities		0.6	67,273,285

Consumer Durables & Apparel 1.1%
Other Securities		1.1	123,854,571

Consumer Services 1.8%
McDonald’s Corp.	982,538	0.7	76,942,551
Other Securities		1.1	131,744,809

		1.8	208,687,360

Diversified Financials 7.2%
Bank of America Corp.	9,478,911	1.0	116,401,027
Citigroup, Inc. *	27,165,476	1.1	124,689,535
JPMorgan Chase & Co.	3,730,731	1.4	170,233,255
The Charles Schwab Corp. (b)	935,381	0.1	17,126,826
The Goldman Sachs Group, Inc.	487,469	0.6	73,612,694
Other Securities		3.0	341,868,167

		7.2	843,931,504

Energy 13.0%
Chevron Corp.	1,881,534	1.8	205,915,081
ConocoPhillips	1,366,690	0.9	107,872,841
Exxon Mobil Corp.	4,661,641	3.5	410,224,408
Occidental Petroleum Corp.	759,350	0.7	86,786,112
Schlumberger Ltd.	1,277,115	1.0	114,621,071
Other Securities		5.1	599,569,233

		13.0	1,524,988,746

Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,831,702	0.9	100,706,976
Other Securities		1.4	165,651,842

		2.3	266,358,818

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	1,955,891	0.4	52,496,115
Kraft Foods, Inc., Class A	1,635,154	0.5	54,908,471
PepsiCo, Inc.	1,480,863	0.9	102,016,652
Philip Morris International, Inc.	1,686,246	1.0	117,092,922
The Coca-Cola Co.	2,148,728	1.2	144,953,191
Other Securities		1.8	210,581,484

		5.8	682,048,835

Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	1,025,010	0.4	50,461,242
Other Securities		3.7	434,243,481

		4.1	484,704,723

Household & Personal Products 2.2%
The Procter & Gamble Co.	2,623,090	1.4	170,238,541
Other Securities		0.8	94,562,419

		2.2	264,800,960

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	1,606,530	1.1	133,823,949
Other Securities		2.7	316,456,901

		3.8	450,280,850

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.6%
Freeport-McMoRan Copper & Gold, Inc.	880,840	0.4	48,472,625
Other Securities		3.2	377,464,016

		3.6	425,936,641

Media 3.3%
Comcast Corp., Class A	2,583,964	0.6	67,803,215
The Walt Disney Co.	1,759,883	0.6	75,850,957
Other Securities		2.1	246,394,812

		3.3	390,048,984

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	1,432,886	0.6	74,567,388
Amgen, Inc. *	900,059	0.4	51,168,354
Johnson & Johnson	2,566,525	1.4	168,672,023
Merck & Co., Inc.	2,876,214	0.9	103,399,893
Pfizer, Inc.	7,508,333	1.3	157,374,660
Other Securities		2.5	278,329,659

		7.1	833,511,977

Real Estate 1.6%
Other Securities		1.6	190,195,505

Retailing 3.6%
Amazon.com, Inc. *	333,190	0.6	65,471,835
The Home Depot, Inc.	1,524,850	0.5	56,632,929
Other Securities		2.5	300,976,096

		3.6	423,080,860

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.0	119,519,057
Other Securities		1.5	178,740,281

		2.5	298,259,338

Software & Services 8.5%
Google, Inc., Class A *	233,962	1.1	127,298,724
International Business Machines Corp.	1,154,490	1.7	196,932,904
Microsoft Corp.	6,995,831	1.5	182,031,523
Oracle Corp.	3,629,986	1.1	130,860,995
Other Securities		3.1	363,379,396

		8.5	1,000,503,542

Technology Hardware & Equipment 6.9%
Apple, Inc. *	864,440	2.6	301,023,941
Cisco Systems, Inc.	5,297,128	0.8	93,017,568
EMC Corp. *	1,918,045	0.5	54,357,395
Hewlett-Packard Co.	2,086,408	0.7	84,228,291
QUALCOMM, Inc.	1,542,065	0.7	87,650,975
Other Securities		1.6	187,362,952

		6.9	807,641,122

Telecommunication Services 2.9%
AT&T, Inc.	5,540,736	1.5	172,427,704
Verizon Communications, Inc.	2,648,178	0.9	100,048,165
Other Securities		0.5	74,064,846

		2.9	346,540,715

Transportation 2.0%
United Parcel Service, Inc., Class B	923,318	0.6	69,221,150
Other Securities		1.4	161,455,838

		2.0	230,676,988

Utilities 3.2%
Other Securities		3.2	375,759,317

Total Common Stock
(Cost $8,745,209,906)			11,661,462,266

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	92,518,090	0.7	92,518,092

U.S. Treasury Obligation 0.1%
Other Securities		0.1	6,999,446

Total Short-Term Investments
(Cost $99,517,526)			99,517,538

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	21,049,265	0.2	21,049,265

Total Collateral Invested for Securities on Loan
(Cost $21,049,265)			21,049,265

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $8,894,516,760 and the unrealized appreciation and depreciation were $3,893,589,378 and ($1,027,126,334), respectively, with a net unrealized appreciation of $2,866,463,044.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	1,175	79,882,375	2,891,569

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $20,646,936 (cost $8,844,727,432)		$11,760,979,804
Collateral invested for securities on loan		21,049,265
Receivables:
Dividends		12,140,239
Fund shares sold		10,285,385
Due from broker for futures		282,000
Income from securities on loan		92,428
Foreign tax reclaims		41,630
Interest		152
Prepaid expenses	+	143,934

Total assets		11,805,014,837

Liabilities

Collateral held for securities on loan		21,049,265
Payables:
Investments bought		19,587,872
Investment adviser and administrator fees		29,955
Shareholder service fees		22,252
Fund shares redeemed		5,921,810
Accrued expenses	+	241,065

Total liabilities		46,852,219

Net Assets

Total assets		11,805,014,837
Total liabilities	−	46,852,219

Net assets		$11,758,162,618

Net Assets by Source
Capital received from investors		9,362,945,265
Net investment income not yet distributed		64,855,330
Net realized capital losses		(589,391,297)
Net unrealized capital gains		2,919,753,320

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$11,758,162,618		551,150,852		$21.33

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $107,014 from affiliated issuer and net of foreign withholding taxes of $2,850)		$109,140,127
Interest		40,621
Securities on loan	+	399,290

Total investment income		109,580,038

Expenses

Investment adviser and administrator fees		3,240,273
Shareholder service fees		1,056,895
Transfer agent fees		194,708
Shareholder reports		141,976
Portfolio accounting fees		121,998
Custodian fees		94,114
Professional fees		42,547
Trustees’ fees		38,633
Registration fees		27,861
Interest expense		1,134
Other expenses	+	164,233

Total expenses		5,124,372
Expense reduction by CSIM and its affiliates	−	262,829
Payment for state filing fees (see financial note 11)	−	27,879

Net expenses	−	4,833,664

Net investment income		104,746,374

Realized and Unrealized Gains (Losses)

Net realized gains on investments		34,561,717
Net realized gains on futures contracts	+	3,441,993

Net realized gains		38,003,710
Net unrealized gains on investments		1,480,565,034
Net unrealized gains on affiliated issuer		2,578,951
Net unrealized gains on futures contracts	+	2,763,686

Net unrealized gains	+	1,485,907,671

Net realized and unrealized gains		1,523,911,381

Increase in net assets resulting from operations		$1,628,657,755

22 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$104,746,374	$186,921,830
Net realized gains		38,003,710	41,883,358
Net unrealized gains	+	1,485,907,671	1,199,925,752

Increase in net assets from operations		1,628,657,755	1,428,730,940

Distributions to Shareholders

Distributions from net investment income		($191,615,698)	($130,372,304)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,877,013	$999,811,157	77,474,237	$1,356,717,395
Shares reinvested		9,010,183	172,725,206	6,889,298	118,013,668
Shares redeemed	+	(43,005,618)	(858,342,152)	(84,582,907)	(1,483,749,859)

Net transactions in fund shares		15,881,578	$314,194,211	(219,372)	($9,018,796)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,269,274	$10,006,926,350	535,488,646	$8,717,586,510
Total increase or decrease	+	15,881,578	1,751,236,268	(219,372)	1,289,339,840

End of period		551,150,852	$11,758,162,618	535,269,274	$10,006,926,350

Net investment income not yet distributed			$64,855,330		$151,724,654

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	35.79		31.00	28.69		45.81	40.40	35.31

Income (loss) from investment operations:
Net investment income (loss)	0.31	[2]	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]
Net realized and unrealized gains (losses)	5.58		4.80	2.41		(17.13)	5.33	5.05

Total from investment operations	5.89		5.37	2.95		(16.47)	5.93	5.55
Less distributions:
Distributions from net investment income	(0.57)		(0.58)	(0.64)		(0.62)	(0.52)	(0.46)
Distributions from net realized gains	(0.47)		—	—		(0.03)	—	—

Total distributions	(1.04)		(0.58)	(0.64)		(0.65)	(0.52)	(0.46)

Net asset value at end of period	40.64		35.79	31.00		28.69	45.81	40.40

Total return (%)	16.80	[3]	17.51	10.72		(36.43)	14.81	15.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.38	[5]	0.49	0.48	0.49
Gross operating expenses	0.34	[4]	0.35	0.44		0.49	0.48	0.49
Net investment income (loss)	1.64	[4]	1.71	1.96		1.68	1.39	1.34
Portfolio turnover rate	5	[3]	5	4		4	6	5
Net assets, end of period ($ x 1,000,000)	5,116		4,575	4,279		2,260	3,974	3,918

* Unaudited.

1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	2,147,364,378	5,097,239,554
0.3%		Other Investment Company	13,251,361	13,251,361
0.0%		Short-Term Investment	2,549,723	2,549,729

99.9%		Total Investments	2,163,165,462	5,113,040,644
0.3%		Collateral Invested for Securities on Loan	16,776,350	16,776,350
(0	.2)%	Other Assets and Liabilities, Net		(13,551,233)

100.0%		Net Assets		5,116,265,761

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Ford Motor Co. *	1,329,887	0.4	20,573,352
Other Securities		0.5	27,494,939

		0.9	48,068,291

Banks 2.8%
Wells Fargo & Co.	1,863,096	1.1	54,234,725
Other Securities		1.7	86,980,128

		2.8	141,214,853

Capital Goods 8.7%
3M Co.	253,754	0.5	24,667,426
Caterpillar, Inc.	225,296	0.5	26,001,411
General Electric Co.	3,782,002	1.5	77,341,941
The Boeing Co.	260,389	0.4	20,773,834
United Technologies Corp.	327,803	0.6	29,364,593
Other Securities		5.2	268,886,364

		8.7	447,035,569

Commercial & Professional Supplies 0.7%
Other Securities		0.7	37,814,123

Consumer Durables & Apparel 1.3%
Other Securities		1.3	65,662,193

Consumer Services 1.9%
McDonald’s Corp.	375,036	0.6	29,369,069
Other Securities		1.3	67,729,406

		1.9	97,098,475

Diversified Financials 6.6%
Bank of America Corp.	3,579,741	0.9	43,959,219
Citigroup, Inc. *	10,311,562	0.9	47,330,070
JPMorgan Chase & Co.	1,387,578	1.2	63,315,184
The Charles Schwab Corp. (a)	351,965	0.1	6,444,479
The Goldman Sachs Group, Inc.	181,432	0.5	27,398,046
Other Securities		3.0	146,957,706

		6.6	335,404,704

Energy 12.8%
Chevron Corp.	714,337	1.5	78,177,041
ConocoPhillips	521,466	0.8	41,159,311
Exxon Mobil Corp.	1,789,863	3.1	157,507,944
Occidental Petroleum Corp.	288,416	0.6	32,963,065
Schlumberger Ltd.	484,247	0.8	43,461,168
Other Securities		6.0	299,317,853

		12.8	652,586,382

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	695,427	0.7	38,234,577
Other Securities		1.3	63,004,616

		2.0	101,239,193

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	741,105	0.4	19,891,258
Kraft Foods, Inc., Class A	618,964	0.4	20,784,811
PepsiCo, Inc.	562,585	0.8	38,756,481
Philip Morris International, Inc.	644,065	0.9	44,723,874
The Coca-Cola Co.	824,174	1.1	55,598,778
Other Securities		1.7	92,853,903

		5.3	272,609,105

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	390,392	0.4	19,218,998
Other Securities		3.8	197,099,949

		4.2	216,318,947

Household & Personal Products 2.1%
The Procter & Gamble Co.	993,619	1.3	64,485,873
Other Securities		0.8	42,949,714

		2.1	107,435,587

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	614,212	1.0	51,163,860
Other Securities		2.9	150,366,679

		3.9	201,530,539

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.2%
E.I. du Pont de Nemours & Co.	324,017	0.4	18,400,925
Freeport-McMoRan Copper & Gold, Inc.	332,530	0.4	18,299,126
Other Securities		3.4	179,090,719

		4.2	215,790,770

Media 3.3%
Comcast Corp., Class A	990,323	0.5	25,986,076
The Walt Disney Co.	672,160	0.6	28,970,096
Other Securities		2.2	111,389,995

		3.3	166,346,167

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	548,746	0.6	28,556,742
Amgen, Inc. *	335,360	0.4	19,065,216
Johnson & Johnson	974,787	1.3	64,063,002
Merck & Co., Inc.	1,093,618	0.8	39,315,567
Pfizer, Inc.	2,843,151	1.2	59,592,445
Other Securities		2.6	142,431,898

		6.9	353,024,870

Real Estate 2.4%
Other Securities		2.4	121,667,529

Retailing 3.6%
Amazon.com, Inc. *	125,841	0.5	24,727,756
The Home Depot, Inc.	581,735	0.4	21,605,638
Other Securities		2.7	137,862,125

		3.6	184,195,519

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,979,980	0.9	45,915,736
Other Securities		1.8	92,682,211

		2.7	138,597,947

Software & Services 8.6%
Google, Inc., Class A *	88,511	0.9	48,158,835
International Business Machines Corp.	440,940	1.5	75,215,545
Microsoft Corp.	2,672,438	1.4	69,536,837
Oracle Corp.	1,374,010	1.0	49,533,060
Other Securities		3.8	195,929,008

		8.6	438,373,285

Technology Hardware & Equipment 6.6%
Apple, Inc. *	325,614	2.2	113,388,563
Cisco Systems, Inc.	1,967,415	0.7	34,547,807
EMC Corp. *	731,324	0.4	20,725,722
Hewlett-Packard Co.	804,968	0.6	32,496,558
QUALCOMM, Inc.	574,178	0.6	32,636,278
Other Securities		2.1	105,886,582

		6.6	339,681,510

Telecommunication Services 2.8%
AT&T, Inc.	2,097,777	1.3	65,282,820
Verizon Communications, Inc.	1,003,357	0.7	37,906,827
Other Securities		0.8	38,383,852

		2.8	141,573,499

Transportation 2.0%
United Parcel Service, Inc., Class B	351,035	0.5	26,317,094
Other Securities		1.5	76,811,980

		2.0	103,129,074

Utilities 3.3%
Other Securities		3.3	170,841,423

Total Common Stock
(Cost $2,147,364,378)			5,097,239,554

Other Investment Company 0.3% of net assets

Money Fund 0.3%
Other Securities		0.3	13,251,361

Total Other Investment Company
(Cost $13,251,361)			13,251,361

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	2,549,729

Total Short-Term Investment
(Cost $2,549,723)			2,549,729

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	16,776,350	0.3	16,776,350

Total Collateral Invested for Securities on Loan
(Cost $16,776,350)			16,776,350

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $2,140,254,188 and the unrealized appreciation and depreciation were $3,033,113,922 and ($60,327,466), respectively, with a net unrealized appreciation of $2,972,786,456.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	200	13,597,000	491,150

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $16,388,862 (cost $2,163,165,462)		$5,113,040,644
Collateral invested for securities on loan		16,776,350
Receivables:
Dividends		4,957,999
Fund shares sold		2,023,259
Income from securities on loan		62,359
Due from broker for futures		54,331
Foreign tax reclaims		15,805
Interest		3,453
Prepaid expenses	+	84,372

Total assets		5,137,018,572

Liabilities

Collateral held for securities on loan		16,776,350
Payables:
Investment adviser and administrator fees		75,084
Shareholder service fees		49,562
Fund shares redeemed		3,704,254
Accrued expenses	+	147,561

Total liabilities		20,752,811

Net Assets

Total assets		5,137,018,572
Total liabilities	−	20,752,811

Net assets		$5,116,265,761

Net Assets by Source
Capital received from investors		1,935,509,660
Net investment income not yet distributed		23,719,040
Net realized capital gains		205,879,456
Net unrealized capital gains		2,951,157,605

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,116,265,761		125,889,034		$40.64

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $43,526 from affiliated issuer and net of foreign withholding taxes of $7,374)		$46,168,701
Interest		27,902
Securities on loan	+	269,308

Total investment income		46,465,911

Expenses

Investment adviser and administrator fees		5,495,670
Shareholder service fees		2,363,163
Shareholder reports		103,621
Portfolio accounting fees		69,313
Transfer agent fees		52,679
Custodian fees		44,873
Professional fees		30,002
Trustees’ fees		22,025
Registration fees		20,085
Interest expense		4,713
Other expenses	+	60,280

Total expenses		8,266,424
Expense reduction by CSIM and its affiliates	−	1,278,001
Custody credits	−	114

Net expenses	−	6,988,309

Net investment income		39,477,602

Realized and Unrealized Gains (Losses)

Net realized gains on investments		181,172,602
Net realized gains on affiliated issuer		281,316
Net realized gains on futures contracts	+	1,230,190

Net realized gains		182,684,108
Net unrealized gains on investments		527,708,617
Net unrealized gains on affiliated issuer		795,140
Net unrealized gains on futures contracts	+	483,028

Net unrealized gains	+	528,986,785

Net realized and unrealized gains		711,670,893

Increase in net assets resulting from operations		$751,148,495

See financial notes 29

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$39,477,602	$76,646,671
Net realized gains		182,684,108	58,671,007
Net unrealized gains	+	528,986,785	583,282,542

Increase in net assets from operations		751,148,495	718,600,220

Distributions to Shareholders

Distributions from net investment income		(72,629,008)	(78,998,534)
Distributions from net realized gains	+	(59,077,498)	—

Total distributions		($131,706,506)	($78,998,534)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,290,259	$163,771,339	7,828,659	$261,539,915
Shares reinvested		3,151,858	114,822,202	2,124,208	69,015,533
Shares redeemed	+	(9,376,967)	(357,084,658)	(20,167,504)	(673,928,250)

Net transactions in fund shares		(1,934,850)	($78,491,117)	(10,214,637)	($343,372,802)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,823,884	$4,575,314,889	138,038,521	$4,279,086,005
Total increase or decrease	+	(1,934,850)	540,950,872	(10,214,637)	296,228,884

End of period		125,889,034	$5,116,265,761	127,823,884	$4,575,314,889

Net investment income not yet distributed			$23,719,040		$56,870,446

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	19.18		15.14	13.85		25.35	25.97	22.36

Income (loss) from investment operations:
Net investment income (loss)	0.14	[2]	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]
Net realized and unrealized gains (losses)	4.37		3.97	1.40		(7.89)	2.36	3.67

Total from investment operations	4.51		4.19	1.58		(7.56)	2.71	3.94
Less distributions:
Distributions from net investment income	(0.20)		(0.15)	(0.29)		(0.32)	(0.28)	(0.18)
Distributions from net realized gains	(0.05)		—	—		(3.62)	(3.05)	(0.15)

Total distributions	(0.25)		(0.15)	(0.29)		(3.94)	(3.33)	(0.33)

Net asset value at end of period	23.44		19.18	15.14		13.85	25.35	25.97

Total return (%)	23.71	[3]	27.85	11.98		(34.48)	11.35	17.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4]	0.19	0.28	[5]	0.42	0.42	0.42
Gross operating expenses	0.19	[4]	0.20	0.33		0.42	0.42	0.42
Net investment income (loss)	1.33	[4]	1.23	1.41		1.78	1.43	1.10
Portfolio turnover rate	23	[3]	33	26		64	31	29
Net assets, end of period ($ x 1,000,000)	1,738		1,406	1,142		628	969	889

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,347,318,616	1,726,315,994
0.0%		Rights	—	—
0.8%		Short-Term Investments	14,251,402	14,251,404

100.1%		Total Investments	1,361,570,018	1,740,567,398
3.7%		Collateral Invested for Securities on Loan	64,610,222	64,610,222
(3	.8)%	Other Assets and Liabilities, Net		(66,796,354)

100.0%		Net Assets		1,738,381,266

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	12,955,522

Banks 6.1%
Prosperity Bancshares, Inc.	81,100	0.2	3,718,435
Signature Bank *	70,609	0.2	4,110,150
Other Securities		5.7	98,120,912

		6.1	105,949,497

Capital Goods 10.2%
EMCOR Group, Inc. *	115,500	0.2	3,577,035
General Cable Corp. *	95,500	0.3	4,631,750
Hexcel Corp. *	171,083	0.2	3,683,417
The Manitowoc Co., Inc.	233,200	0.3	5,174,708
The Toro Co.	55,135	0.2	3,744,218
Other Securities		9.0	156,250,093

		10.2	177,061,221

Commercial & Professional Supplies 4.1%
Other Securities		4.1	71,292,166

Consumer Durables & Apparel 2.6%
Brunswick Corp.	154,200	0.2	3,603,654
Other Securities		2.4	41,883,237

		2.6	45,486,891

Consumer Services 4.8%
Brinker International, Inc.	169,500	0.2	4,083,255
Other Securities		4.6	78,590,478

		4.8	82,673,733

Diversified Financials 2.5%
Other Securities		2.5	43,513,357

Energy 6.2%
Energy XXI (Bermuda) Ltd. *	130,700	0.3	4,737,875
Frontier Oil Corp.	191,400	0.3	5,347,716
Key Energy Services, Inc. *	219,900	0.2	4,002,180
Lufkin Industries, Inc.	52,190	0.3	4,818,703
Rosetta Resources, Inc. *	91,700	0.2	4,211,781
Other Securities		4.9	84,757,232

		6.2	107,875,487

Food & Staples Retailing 1.1%
SUPERVALU, Inc.	368,900	0.2	4,153,814
United Natural Foods, Inc. *	83,782	0.2	3,576,654
Other Securities		0.7	11,938,304

		1.1	19,668,772

Food, Beverage & Tobacco 2.2%
TreeHouse Foods, Inc. *	63,600	0.2	3,858,612
Other Securities		2.0	33,706,551

		2.2	37,565,163

Health Care Equipment & Services 7.5%
American Medical Systems Holdings, Inc. *	139,725	0.2	4,121,887
Catalyst Health Solutions, Inc. *	85,600	0.3	5,098,336
Healthspring, Inc. *	112,944	0.3	4,686,047
HMS Holdings Corp. *	47,000	0.2	3,699,370
LifePoint Hospitals, Inc. *	91,600	0.2	3,811,476
Masimo Corp.	102,400	0.2	3,562,496
Owens & Minor, Inc.	110,100	0.2	3,792,945
VCA Antech, Inc. *	149,800	0.2	3,685,080
Other Securities		5.7	97,097,561

		7.5	129,555,198

Household & Personal Products 0.6%
Other Securities		0.6	10,088,937

Insurance 3.0%
CNO Financial Group, Inc. *	465,800	0.2	3,754,348
Other Securities		2.8	48,599,452

		3.0	52,353,800

Materials 5.7%
Carpenter Technology Corp.	74,800	0.2	3,834,248

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Coeur d’Alene Mines Corp. *	156,650	0.3	4,967,372
Other Securities		5.2	90,000,413

		5.7	98,802,033

Media 1.6%
Other Securities		1.6	28,507,725

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Incyte Corp. *	215,463	0.2	3,981,756
Medicis Pharmaceutical Corp., Class A	111,749	0.2	3,962,620
Pharmasset, Inc. *	55,400	0.3	5,621,438
Other Securities		4.2	72,362,974

		4.9	85,928,788

Real Estate 6.0%
Home Properties, Inc.	65,765	0.2	4,169,501
Kilroy Realty Corp.	100,800	0.2	4,227,552
LaSalle Hotel Properties	134,326	0.2	3,779,934
Washington Real Estate Investment Trust	111,400	0.2	3,609,360
Other Securities		5.2	88,670,369

		6.0	104,456,716

Retailing 4.7%
Aaron’s, Inc.	126,900	0.2	3,653,451
Chico’s FAS, Inc.	311,500	0.3	4,557,245
Rent-A-Center, Inc.	118,505	0.2	3,608,477
Other Securities		4.0	70,480,103

		4.7	82,299,276

Semiconductors & Semiconductor Equipment 4.2%
Cavium Networks, Inc. *	77,800	0.2	3,673,716
SunPower Corp., Class A (d)*	178,400	0.2	3,883,768
Veeco Instruments, Inc. (d)*	70,900	0.2	3,625,117
Other Securities		3.6	62,378,393

		4.2	73,560,994

Software & Services 7.8%
Wright Express Corp. *	66,576	0.2	3,750,226
Other Securities		7.6	131,666,539

		7.8	135,416,765

Technology Hardware & Equipment 5.4%
Diebold, Inc.	115,500	0.2	3,903,900
Universal Display Corp. *	65,500	0.2	3,598,570
Other Securities		5.0	86,570,182

		5.4	94,072,652

Telecommunication Services 1.2%
Level 3 Communications, Inc. *	2,935,500	0.3	4,579,380
Other Securities		0.9	16,885,605

		1.2	21,464,985

Transportation 2.8%
Alexander & Baldwin, Inc.	75,700	0.2	3,989,390
Con-way, Inc.	93,400	0.2	3,635,128
Landstar System, Inc.	85,400	0.2	4,047,960
Other Securities		2.2	36,699,822

		2.8	48,372,300

Utilities 3.3%
Cleco Corp.	106,900	0.2	3,752,190
Other Securities		3.1	53,641,826

		3.3	57,394,016

Total Common Stock
(Cost $1,347,318,616)			1,726,315,994

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	13,301,505	0.7	13,301,505

U.S. Treasury Obligation 0.1%
Other Securities		0.1	949,899

Total Short-Term Investments
(Cost $14,251,402)			14,251,404

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	64,610,222	3.7	64,610,222

Total Collateral Invested for Securities on Loan
(Cost $64,610,222)			64,610,222

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $1,371,104,638 and the unrealized appreciation and depreciation were $453,750,081 and ($84,287,321), respectively, with a net unrealized appreciation of $369,462,760.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	120	10,366,800	579,390

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $64,456,134 (cost $1,361,570,018)		$1,740,567,398
Collateral invested for securities on loan		64,610,222
Receivables:
Fund shares sold		2,518,855
Dividends		608,466
Income from securities on loan		133,675
Due from broker for futures		54,000
Receivable from investment adviser		623
Interest		22
Prepaid expenses	+	24,036

Total assets		1,808,517,297

Liabilities

Collateral held for securities on loan		64,610,222
Payables:
Investments bought		4,406,908
Investment adviser and administrator fees		21,429
Shareholder service fees		3,072
Fund shares redeemed		1,035,460
Accrued expenses	+	58,940

Total liabilities		70,136,031

Net Assets

Total assets		1,808,517,297
Total liabilities	−	70,136,031

Net assets		$1,738,381,266

Net Assets by Source
Capital received from investors		1,268,976,226
Net investment income not yet distributed		5,234,589
Net realized capital gains		82,407,514
Net unrealized capital gains		381,762,937

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,738,381,266		74,160,146		$23.44

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $403)		$11,271,243
Interest		3,442
Securities on loan	+	673,447

Total investment income		11,948,132

Expenses

Investment adviser and administrator fees		1,179,747
Shareholder service fees		155,629
Portfolio accounting fees		37,366
Shareholder reports		36,677
Transfer agent fees		23,418
Professional fees		22,763
Custodian fees		15,123
Registration fees		13,625
Trustees’ fees		7,857
Interest expense		1,074
Other expenses	+	18,708

Total expenses		1,511,987
Expense reduction by CSIM and its affiliates	−	26,560
Payment for state filing fees (see financial note 11)	−	15,440

Net expenses	−	1,469,987

Net investment income		10,478,145

Realized and Unrealized Gains (Losses)

Net realized gains on investments		90,362,379
Net realized gains on futures contracts	+	2,107,302

Net realized gains		92,469,681
Net unrealized gains on investments		228,873,048
Net unrealized gains on futures contracts	+	569,742

Net unrealized gains	+	229,442,790

Net realized and unrealized gains		321,912,471

Increase in net assets resulting from operations		$332,390,616

36 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$10,478,145	$16,175,241
Net realized gains		92,469,681	83,503,173
Net unrealized gains	+	229,442,790	214,131,549

Increase in net assets from operations		332,390,616	313,809,963

Distributions to Shareholders

Distributions from net investment income		(14,254,530)	(11,038,239)
Distributions from net realized gains	+	(4,031,438)	—

Total distributions		($18,285,968)	($11,038,239)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,341,389	$157,922,685	12,649,438	$222,755,641
Shares reinvested		814,081	16,827,051	641,064	10,224,972
Shares redeemed	+	(7,302,035)	(156,496,891)	(15,417,491)	(271,677,060)

Net transactions in fund shares		853,435	$18,252,845	(2,126,989)	($38,696,447)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		73,306,711	$1,406,023,773	75,433,700	$1,141,948,496
Total increase or decrease	+	853,435	332,357,493	(2,126,989)	264,075,277

End of period		74,160,146	$1,738,381,266	73,306,711	$1,406,023,773

Net investment income not yet distributed			$5,234,589		$9,010,974

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	21.57		18.50	17.08	27.04	23.90	20.83

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.24	0.40	0.37	0.31
Net realized and unrealized gains (losses)	3.53		3.02	1.55	(9.93)	3.09	3.04

Total from investment operations	3.73		3.39	1.79	(9.53)	3.46	3.35
Less distributions:
Distributions from net investment income	(0.39)		(0.32)	(0.37)	(0.37)	(0.32)	(0.28)
Distributions from net realized gains	—		—	—	(0.06)	—	—

Total distributions	(0.39)		(0.32)	(0.37)	(0.43)	(0.32)	(0.28)

Net asset value at end of period	24.91		21.57	18.50	17.08	27.04	23.90

Total return (%)	17.53	[2]	18.53	10.92	(35.76)	14.62	16.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.21 [4]	0.38	0.37	0.38
Gross operating expenses	0.10	[3]	0.11	0.28	0.38	0.37	0.38
Net investment income (loss)	1.80	[3]	1.85	2.02	1.71	1.49	1.41
Portfolio turnover rate	1	[2]	3	5	1	0 [5]	3
Net assets, end of period ($ x 1,000,000)	1,879		1,470	1,205	585	906	762

* Unaudited.

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	1,373,641,262	1,849,782,064
0.0%		Rights	33,067	921
1.3%		Short-Term Investments	24,071,592	24,071,597

99.8%		Total Investments	1,397,745,921	1,873,854,582
0.4%		Collateral Invested for Securities on Loan	8,165,492	8,165,492
(0	.2)%	Other Assets and Liabilities, Net		(3,241,036)

100.0%		Net Assets		1,878,779,038

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.5% of net assets

Automobiles & Components 1.0%
Ford Motor Co. *	434,736	0.4	6,725,366
Other Securities		0.6	12,241,224

		1.0	18,966,590

Banks 3.1%
Wells Fargo & Co.	597,906	0.9	17,405,044
Other Securities		2.2	40,981,597

		3.1	58,386,641

Capital Goods 8.4%
3M Co.	78,000	0.4	7,582,380
Caterpillar, Inc.	69,300	0.4	7,997,913
General Electric Co.	1,277,366	1.4	26,122,135
The Boeing Co.	78,300	0.3	6,246,774
United Technologies Corp.	102,068	0.5	9,143,251
Other Securities		5.4	101,288,269

		8.4	158,380,722

Commercial & Professional Supplies 1.0%
Other Securities		1.0	18,441,719

Consumer Durables & Apparel 1.4%
Other Securities		1.4	25,539,132

Consumer Services 2.1%
McDonald’s Corp.	125,709	0.5	9,844,272
Other Securities		1.6	29,962,313

		2.1	39,806,585

Diversified Financials 6.1%
Bank of America Corp.	1,206,756	0.8	14,818,964
Citigroup, Inc. *	3,468,486	0.8	15,920,351
JPMorgan Chase & Co.	469,444	1.1	21,420,730
The Charles Schwab Corp. (b)	114,120	0.1	2,089,537
The Goldman Sachs Group, Inc.	51,700	0.4	7,807,217
Other Securities		2.9	51,425,161

		6.1	113,481,960

Energy 11.9%
Chevron Corp.	239,739	1.4	26,237,036
ConocoPhillips	162,723	0.7	12,843,726
Exxon Mobil Corp.	605,034	2.8	53,242,992
Occidental Petroleum Corp.	96,620	0.6	11,042,700
Schlumberger Ltd.	163,260	0.8	14,652,585
Other Securities		5.6	106,015,199

		11.9	224,034,238

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	242,100	0.7	13,310,658
Other Securities		1.2	22,588,001

		1.9	35,898,659

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	248,300	0.4	6,664,372
Kraft Foods, Inc., Class A	192,513	0.3	6,464,587
PepsiCo, Inc.	190,858	0.7	13,148,208
Philip Morris International, Inc.	214,300	0.8	14,880,992
The Coca-Cola Co.	254,700	0.9	17,182,062
Other Securities		1.8	34,082,254

		4.9	92,422,475

Health Care Equipment & Services 4.5%
UnitedHealth Group, Inc.	132,080	0.3	6,502,298
Other Securities		4.2	77,662,379

		4.5	84,164,677

Household & Personal Products 2.0%
The Procter & Gamble Co.	334,715	1.2	21,723,004
Other Securities		0.8	15,602,080

		2.0	37,325,084

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	228,774	1.0	19,056,874
Other Securities		2.8	52,534,290

		3.8	71,591,164

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.3%
Freeport-McMoRan Copper & Gold, Inc.	113,244	0.3	6,231,817
Other Securities		4.0	75,297,568

		4.3	81,529,385

Media 3.1%
Comcast Corp., Class A	277,004	0.4	7,268,585
The Walt Disney Co.	213,893	0.5	9,218,788
Other Securities		2.2	41,469,318

		3.1	57,956,691

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Abbott Laboratories	185,805	0.5	9,669,292
Amgen, Inc. *	113,268	0.3	6,439,286
Johnson & Johnson	327,670	1.1	21,534,472
Merck & Co., Inc.	367,470	0.7	13,210,546
Pfizer, Inc.	965,501	1.1	20,236,901
Other Securities		3.1	56,430,776

		6.8	127,521,273

Real Estate 2.9%
Other Securities		2.9	54,788,739

Retailing 3.6%
Amazon.com, Inc. *	42,200	0.4	8,292,300
The Home Depot, Inc.	195,570	0.4	7,263,470
Other Securities		2.8	52,050,797

		3.6	67,606,567

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	658,332	0.8	15,266,719
Other Securities		2.0	37,301,802

		2.8	52,568,521

Software & Services 8.5%
Google, Inc., Class A *	29,950	0.9	16,295,795
International Business Machines Corp.	146,310	1.3	24,957,560
Microsoft Corp.	895,250	1.2	23,294,405
Oracle Corp.	459,949	0.9	16,581,161
Other Securities		4.2	78,952,576

		8.5	160,081,497

Technology Hardware & Equipment 6.5%
Apple, Inc. *	110,000	2.0	38,305,300
Cisco Systems, Inc.	663,909	0.6	11,658,242
EMC Corp. *	245,686	0.4	6,962,741
Hewlett-Packard Co.	265,636	0.6	10,723,725
QUALCOMM, Inc.	197,100	0.6	11,203,164
Other Securities		2.3	43,936,025

		6.5	122,789,197

Telecommunication Services 2.7%
AT&T, Inc.	711,556	1.2	22,143,623
Verizon Communications, Inc.	338,072	0.7	12,772,360
Other Securities		0.8	14,721,078

		2.7	49,637,061

Transportation 1.9%
United Parcel Service, Inc., Class B	84,380	0.3	6,325,969
Other Securities		1.6	29,266,324

		1.9	35,592,293

Utilities 3.3%
Other Securities		3.3	61,271,194

Total Common Stock
(Cost $1,373,641,262)			1,849,782,064

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	921

Consumer Services 0.0%
Other Securities		0.0	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $33,067)			921

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.1%
Citibank
0.03%, 05/02/11	21,396,794	1.1	21,396,794

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,674,803

Total Short-Term Investments
(Cost $24,071,592)			24,071,597

End of Investments.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,165,492	0.4	8,165,492

Total Collateral Invested for Securities on Loan
(Cost $8,165,492)			8,165,492

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $1,405,272,451 and the unrealized appreciation and depreciation were $613,616,277 and ($145,034,146), respectively, with a net unrealized appreciation of $468,582,131.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/17/11	135	11,662,650	651,814
S&P 500 Index, e-mini, Long, expires 06/17/11	185	12,577,225	454,314

Net unrealized gains			1,106,128

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $8,063,122 (cost $1,397,745,921)		$1,873,854,582
Cash		8
Collateral invested for securities on loan		8,165,492
Receivables:
Investments sold		6,587
Fund shares sold		4,332,894
Dividends		1,708,594
Due from broker for futures		105,150
Income from securities on loan		22,343
Foreign tax reclaims		5,227
Interest		36
Prepaid expenses	+	24,059

Total assets		1,888,224,972

Liabilities

Collateral held for securities on loan		8,165,492
Payables:
Investment adviser and administrator fees		8,236
Shareholder service fees		3,527
Fund shares redeemed		1,219,889
Accrued expenses	+	48,790

Total liabilities		9,445,934

Net Assets

Total assets		1,888,224,972
Total liabilities	−	9,445,934

Net assets		$1,878,779,038

Net Assets by Source
Capital received from investors		1,421,989,719
Net investment income not yet distributed		9,719,350
Net realized capital losses		(30,467,895)
Net unrealized capital gains		477,537,864

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,878,779,038		75,409,959		$24.91

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $13,334 from affiliated issuer and net of foreign withholding taxes of $1,987)		$15,431,578
Interest		7,818
Securities on loan	+	124,171

Total investment income		15,563,567

Expenses

Investment adviser and administrator fees		495,852
Shareholder service fees		162,383
Portfolio accounting fees		45,654
Shareholder reports		33,362
Transfer agent fees		28,690
Professional fees		23,236
Registration fees		17,108
Custodian fees		16,844
Trustees’ fees		7,973
Interest expense		1,078
Other expenses	+	18,889

Total expenses		851,069
Expense reduction by CSIM and its affiliates	−	106,214
Payment for state filing fees (see financial note 11)	−	25,662

Net expenses	−	719,193

Net investment income		14,844,374

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,675,775
Net realized gains on futures contracts	+	3,233,912

Net realized gains		4,909,687
Net unrealized gains on investments		245,859,881
Net unrealized gains on affiliated issuer		323,509
Net unrealized gains on futures contracts	+	149,835

Net unrealized gains	+	246,333,225

Net realized and unrealized gains		251,242,912

Increase in net assets resulting from operations		$266,087,286

See financial notes 43

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$14,844,374	$24,843,447
Net realized gains (losses)		4,909,687	(5,259,869)
Net unrealized gains	+	246,333,225	205,159,657

Increase in net assets from operations		266,087,286	224,743,235

Distributions to Shareholders

Distributions from net investment income		($26,769,873)	($20,970,578)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,697,979	$296,195,988	15,037,117	$303,313,169
Shares reinvested		1,030,256	22,943,799	918,372	17,825,608
Shares redeemed	+	(6,474,786)	(150,069,974)	(12,936,100)	(259,233,074)

Net transactions in fund shares		7,253,449	$169,069,813	3,019,389	$61,905,703

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,156,510	$1,470,391,812	65,137,121	$1,204,713,452
Total increase	+	7,253,449	408,387,226	3,019,389	265,678,360

End of period		75,409,959	$1,878,779,038	68,156,510	$1,470,391,812

Net investment income not yet distributed			$9,719,350		$21,644,849

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	17.31		16.26	13.95	25.95	21.14	17.09

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.48	0.37	0.68	0.54	0.50
Net realized and unrealized gains (losses)	2.02		1.01	2.58	(12.13)	4.93	3.93

Total from investment operations	2.27		1.49	2.95	(11.45)	5.47	4.43
Less distributions:
Distributions from net investment income	(0.48)		(0.44)	(0.64)	(0.55)	(0.66)	(0.38)

Net asset value at end of period	19.10		17.31	16.26	13.95	25.95	21.14

Total return (%)	13.47	[2]	9.31	22.55	(45.02)	26.50	26.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.32 [4]	0.50	0.50	0.50
Gross operating expenses	0.21	[3]	0.22	0.41	0.54	0.54	0.55
Net investment income (loss)	2.83	[3]	2.88	2.92	3.15	2.34	2.60
Portfolio turnover rate	2	[2]	13	21	10	5	11
Net assets, end of period ($ x 1,000,000)	1,651		1,471	1,369	711	1,264	954

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	1,069,692,847	1,636,728,791
0.2%		Preferred Stock	2,548,297	3,955,649
0.0%		Warrants	13,912	76
0.1%		Other Investment Company	1,824,900	1,903,800
0.1%		Short-Term Investment	1,634,205	1,634,205

99.6%		Total Investments	1,075,714,161	1,644,222,521
3.2%		Collateral Invested for Securities on Loan	52,955,169	52,955,169
(2	.8)%	Other Assets and Liabilities, Net		(46,481,029)

100.0%		Net Assets		1,650,696,661

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Australia 7.6%
Australia & New Zealand Banking Group Ltd.	405,912	0.7	10,812,384
BHP Billiton Ltd.	529,706	1.6	26,818,792
Commonwealth Bank of Australia	244,428	0.9	14,429,256
National Australia Bank Ltd.	338,583	0.6	10,080,548
Westpac Banking Corp.	476,406	0.8	13,005,947
Other Securities		3.0	50,578,196

		7.6	125,725,123

Austria 0.2%
Other Securities		0.2	3,476,628

Belgium 0.7%
Other Securities		0.7	11,108,043

Canada 9.8%
Bank of Nova Scotia	164,804	0.6	10,048,663
Royal Bank of Canada (b)	224,668	0.9	14,152,315
Suncor Energy, Inc.	248,999	0.7	11,476,876
The Toronto-Dominion Bank	138,132	0.7	11,959,809
Other Securities		6.9	114,265,169

		9.8	161,902,832

China 0.1%
Other Securities		0.1	2,315,791

Denmark 0.9%
Other Securities		0.9	14,052,696

Finland 0.8%
Other Securities		0.8	12,362,508

France 10.5%
BNP Paribas	168,686	0.8	13,335,377
GDF Suez (b)	220,011	0.5	8,996,091
Sanofi	172,031	0.8	13,610,574
Total S.A.	370,663	1.4	23,737,764
Other Securities		7.0	114,136,128

		10.5	173,815,934

Germany 8.8%
Allianz SE - Reg’d	72,345	0.7	11,366,200
BASF SE *	145,851	0.9	14,976,548
Bayer AG - Reg’d	131,729	0.7	11,565,086
Daimler AG - Reg’d	141,411	0.7	10,929,134
Deutsche Bank AG - Reg’d	147,521	0.6	9,607,939
E.ON AG	303,065	0.6	10,358,489
SAP AG	138,629	0.5	8,931,871
Siemens AG - Reg’d	128,695	1.1	18,719,818
Other Securities		3.0	48,939,849

		8.8	145,394,934

Hong Kong 2.3%
Other Securities		2.3	38,673,649

Ireland 0.3%
Other Securities		0.3	5,428,190

Israel 0.5%
Other Securities		0.5	7,957,085

Italy 3.0%
Eni S.p.A.	443,295	0.7	11,868,617
Other Securities		2.3	38,114,351

		3.0	49,982,968

Japan 13.5%
Canon, Inc.	174,295	0.5	8,207,995
Honda Motor Co., Ltd.	247,439	0.6	9,512,572
Mitsubishi UFJ Financial Group, Inc.	2,230,009	0.6	10,703,123
Toyota Motor Corp.	420,303	1.0	16,766,361
Other Securities		10.8	177,965,544

		13.5	223,155,595

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.4%
Unilever N.V. CVA	270,644	0.5	8,909,772
Other Securities		1.9	30,364,906

		2.4	39,274,678

Norway 0.8%
Other Securities		0.8	12,638,597

Portugal 0.3%
Other Securities		0.3	4,398,073

Singapore 1.2%
Other Securities		1.2	19,929,088

Spain 3.7%
Banco Bilbao Vizcaya Argentaria S.A.	721,901	0.6	9,247,205
Banco Santander S.A.	1,336,022	1.0	17,061,638
Telefonica S.A.	631,033	1.0	16,952,802
Other Securities		1.1	18,580,118

		3.7	61,841,763

Sweden 2.4%
Other Securities		2.4	39,624,679

Switzerland 8.4%
ABB Ltd. - Reg’d *	370,075	0.6	10,219,722
Nestle S.A. - Reg’d	546,897	2.1	33,945,013
Novartis AG - Reg’d	447,408	1.6	26,531,369
Roche Holding AG	110,889	1.1	17,999,480
UBS AG - Reg’d *	604,632	0.7	12,100,238
Other Securities		2.3	37,026,308

		8.4	137,822,130

United Kingdom 20.9%
Anglo American plc	209,439	0.7	10,978,586
AstraZeneca plc	226,301	0.7	11,228,575
Barclays plc	1,910,729	0.6	9,083,627
BG Group plc	533,772	0.8	13,745,481
BHP Billiton plc	351,291	0.9	14,852,590
BP plc	2,965,852	1.4	22,799,326
British American Tobacco plc	315,160	0.8	13,771,576
GlaxoSmithKline plc	819,583	1.1	17,903,819
HSBC Holdings plc	2,777,237	1.8	30,293,815
Rio Tinto plc	240,850	1.1	17,573,682
Royal Dutch Shell plc, A Shares	588,320	1.4	22,726,380
Royal Dutch Shell plc, B Shares	425,492	1.0	16,553,631
Standard Chartered plc	298,768	0.5	8,303,316
Tesco plc	1,274,021	0.5	8,589,325
Vodafone Group plc	8,325,405	1.5	24,067,088
Other Securities		6.1	101,813,478

		20.9	344,284,295

United States 0.1%
Other Securities		0.1	1,563,512

Total Common Stock
(Cost $1,069,692,847)			1,636,728,791

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,955,649

Total Preferred Stock
(Cost $2,548,297)			3,955,649

Warrants 0.0% of net assets

Italy 0.0%
Other Securities		0.0	76

Total Warrants
(Cost $13,912)			76

Other Investment Company 0.1% of net assets

United States 0.1%
Other Securities		0.1	1,903,800

Total Other Investment Company
(Cost $1,824,900)			1,903,800

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	1,634,205

Total Short-Term Investment
(Cost $1,634,205)			1,634,205

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	52,955,169	3.2	52,955,169

Total Collateral Invested for Securities on Loan
(Cost $52,955,169)			52,955,169

End of Collateral Invested for Securities on Loan.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/11, the tax basis cost of the fund’s investments was $1,084,021,710 and the unrealized appreciation and depreciation were $672,752,559 and ($112,551,748), respectively, with a net unrealized appreciation of $560,200,811.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $1,428,408,580 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $45,286 or 0.0% of net assets.

CVA —	Dutch Certificate
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $49,769,320 (cost $1,075,714,161)		$1,644,222,521
Foreign currency, at value (cost $718,747)		726,726
Collateral invested for securities on loan		52,955,169
Receivables:
Dividends		6,295,227
Fund shares sold		1,877,071
Foreign tax reclaims		893,117
Income from securities on loan		267,395
Interest		3
Prepaid expenses	+	24,979

Total assets		1,707,262,208

Liabilities

Collateral held for securities on loan		52,955,169
Payables:
Investments bought		1,843,338
Investment adviser and administrator fees		18,264
Shareholder service fees		3,290
Fund shares redeemed		1,664,060
Accrued expenses	+	81,426

Total liabilities		56,565,547

Net Assets

Total assets		1,707,262,208
Total liabilities	−	56,565,547

Net assets		$1,650,696,661

Net Assets by Source
Capital received from investors		1,198,212,939
Net investment income not yet distributed		6,883,135
Net realized capital losses		(123,063,801)
Net unrealized capital gains		568,664,388

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,650,696,661		86,408,748		$19.10

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $2,034,320)		$22,537,410
Interest		180
Securities on loan	+	433,739

Total investment income		22,971,329

Expenses

Investment adviser and administrator fees		1,139,154
Shareholder service fees		148,852
Custodian fees		116,699
Portfolio accounting fees		46,822
Shareholder reports		40,438
Transfer agent fees		32,183
Professional fees		24,415
Registration fees		13,467
Trustees’ fees		7,838
Interest expense		2,552
Other expenses	+	21,730

Total expenses		1,594,150
Expense reduction by CSIM and its affiliates	−	148,669

Net expenses	−	1,445,481

Net investment income		21,525,848

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,371,868
Net realized gains on foreign currency transactions	+	73,192

Net realized gains		1,445,060
Net unrealized gains on investments		175,605,230
Net unrealized losses on foreign currency translations	+	(6,871)

Net unrealized gains	+	175,598,359

Net realized and unrealized gains		177,043,419

Increase in net assets resulting from operations		$198,569,267

50 See financial notes

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$21,525,848	$40,359,546
Net realized gains		1,445,060	9,404,241
Net unrealized gains	+	175,598,359	76,594,270

Increase in net assets from operations		198,569,267	126,358,057

Distributions to Shareholders

Distributions from net investment income		($40,811,469)	($37,166,734)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,736,338	$136,035,600	15,761,167	$253,347,349
Shares reinvested		2,149,594	36,392,628	2,026,607	33,378,223
Shares redeemed	+	(8,452,868)	(150,144,314)	(17,048,579)	(274,591,340)

Net transactions in fund shares		1,433,064	$22,283,914	739,195	$12,134,232

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,975,684	$1,470,654,949	84,236,489	$1,369,329,394
Total increase	+	1,433,064	180,041,712	739,195	101,325,555

End of period		86,408,748	$1,650,696,661	84,975,684	$1,470,654,949

Net investment income not yet distributed			$6,883,135		$26,168,756

See financial notes 51

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund which is a series of Schwab investments. Both Schwab Capital Trust and Schwab Investments (the “trust”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund – Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Balanced Fund
Schwab Premier Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Core Equity Fund	Schwab 1000 Index Fund
Schwab Dividend Equity Fund	Schwab YieldPlus Fund
Schwab Large-Cap Growth Fund	Schwab Short-Term Bond Market Fund
Schwab Small-Cap Equity Fund	Schwab Premier Income Fund
Schwab Hedged Equity Fund	Schwab Total Bond Market Fund
Schwab Financial Services Fund	Schwab GNMA Fund
Schwab Health Care Fund	Schwab Inflation Protected Fund
Schwab International Core Equity Fund	Schwab Tax-Free YieldPlus Fund
Schwab Target 2010 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2015 Fund	Schwab California Tax-Free YieldPlus Fund
Schwab Target 2020 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Schwab S&P 500 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$11,661,462,266	$—	$—	$11,661,462,266
Short-Term Investments(a)	—	99,517,538	—	99,517,538

Total	$11,661,462,266	$99,517,538	$—	$11,760,979,804

Other Financial Instruments
Collateral Invested for Securities on Loan	$21,049,265	$—	$—	$21,049,265
Futures Contract*	2,891,569	—	—	2,891,569

Schwab 1000 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$5,097,239,554	$—	$—	$5,097,239,554
Other Investment Company(a)	13,251,361	—	—	13,251,361
Short-Term Investment(a)	—	2,549,729	—	2,549,729

Total	$5,110,490,915	$2,549,729	$—	$5,113,040,644

Other Financial Instruments
Collateral Invested for Securities on Loan	$16,776,350	$—	$—	$16,776,350
Futures Contract*	491,150	—	—	491,150

Schwab Small-Cap Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,726,315,994	$—	$—	$1,726,315,994
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	14,251,404	—	14,251,404

Total	$1,726,315,994	$14,251,404	$—	$1,740,567,398

Other Financial Instruments
Collateral Invested for Securities on Loan	$64,610,222	$—	$—	$64,610,222
Futures Contract*	579,390	—	—	579,390

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,814,189,771	$—	$—	$1,814,189,771
Transportation	35,588,993	—	3,300	35,592,293
Rights(a)	921	—	—	921
Short-Term Investments(a)	—	24,071,597	—	24,071,597

Total	$1,849,779,685	$24,071,597	$3,300	$1,873,854,582

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,165,492	$—	$—	$8,165,492
Futures Contracts*	1,106,128	—	—	1,106,128

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$3,300	$—	($19,049)	$19,049	$—	$—	$—	$3,300
Rights	46,179	—	—	(46,179)	—	—	—	—

Total	$49,479	$—	($19,049)	($27,130)	$—	$—	$—	$3,300

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$376,755,046	$—	$376,755,046
Australia	992,878	124,732,245	—	125,725,123
Canada	161,902,832	—	—	161,902,832
France	331,872	173,484,062	—	173,815,934
Germany	21,228,370	124,166,564	—	145,394,934
Italy	1,802,768	48,180,200	—	49,982,968
Netherlands	3,895,975	35,378,703	—	39,274,678
Singapore	30,636	19,898,452	—	19,929,088
Spain	19,141,423	42,700,340	—	61,841,763
Switzerland	653,567	137,168,563	—	137,822,130
United Kingdom	2,250,253	341,988,756	45,286	344,284,295
Preferred Stock(a)	—	3,955,649	—	3,955,649
Warrants(a)	76	—	—	76
Other Investment Company(a)	1,903,800	—	—	1,903,800
Short-Term Investment(a)	—	1,634,205	—	1,634,205

Total	$214,134,450	$1,430,042,785	$45,286	$1,644,222,521

Other Financial Instruments
Collateral Invested for Securities on Loan	$52,955,169	$—	$—	$52,955,169

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$71,780	$—	$1,063	($1,146)	($26,411)	$—	$—	$45,286

Total	$71,780	$—	($1,063)	($1,146)	($26,411)	$—	$—	$45,286

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at April 30, 2011 are as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	1,061

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into equity index futures contracts (“futures”) from November 1, 2010 through April 30, 2011. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at April 30, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$51,150,604	776
Schwab 1000 Index Fund	14,075,333	213
Schwab Small-Cap Index Fund	16,944,408	211
Schwab Total Stock Market Index Fund	23,808,575	328
Schwab International Index Fund	—	—

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the complete Schedule of Investments and the Statements of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the funds could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Total Stock	Schwab
	S&P 500	Small-Cap	Market	International
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Fund	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Schwab S&P 500 Index Fund	891,781	43,600	—	935,381	$17,126,826	$—	$107,014
Schwab 1000 Index Fund	373,465	—	(21,500)	351,965	6,444,479	281,316	43,526
Schwab Total Stock Market Index Fund	111,120	3,000	—	114,120	2,089,537	—	13,334

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2011.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.1%	—%	8.0%	—%	10.1%
Schwab Growth Portfolio	2.5%	—%	8.4%	—%	9.0%
Schwab Balanced Portfolio	1.2%	—%	4.1%	—%	4.4%
Schwab Conservative Portfolio	0.3%	—%	1.2%	—%	1.2%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	0.1%	0.4%	—%	0.4%
Schwab Target Funds:
Schwab Target 2010 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of April 30, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.8% and 1.8%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	63,960,202
Schwab Small-Cap Index Fund	63,960,202
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$302,662,185	$144,735,404
Schwab 1000 Index Fund	236,500,179	407,364,883
Schwab Small-Cap Index Fund	383,124,704	360,400,428
Schwab Total Stock Market Index Fund	161,062,275	10,109,989
Schwab International Index Fund	30,519,399	31,642,784

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab S&P 500 Index Fund	$52,841	$141,923
Schwab 1000 Index Fund	8,514	21,488
Schwab Small-Cap Index Fund	12,200	23,624
Schwab Total Stock Market Index Fund	13,821	22,830
Schwab International Index Fund	9,230	23,029

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2011	$72,380,652	$—	$—	$—	$39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	22,023,303	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$576,677,873	$—	$—	$26,894,799	$116,195,322

As of October 31, 2010, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$40,478,718	$6,343,580	$80,030,788	$3,377,458	$7,656,662
Capital losses expired	361,399,022	—	—	—	105,065,251

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

During the year, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund and Schwab Total Stock Market Index Fund received a payment related to state filing fees resulting from revised calculation methodologies being applied on sales of the

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Other (continued):

funds’ shares in prior periods in certain states. This payment is presented in the funds’ Statement of Operations as “Payment for state filing fees’’.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-14

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	2,147,364,378	5,097,239,554
0.3%		Other Investment Company	13,251,361	13,251,361
0.0%		Short-Term Investment	2,549,723	2,549,729

99.9%		Total Investments	2,163,165,462	5,113,040,644
0.3%		Collateral Invested for Securities on Loan	16,776,350	16,776,350
(0	.2)%	Other Assets and Liabilities, Net		(13,551,233)

100.0%		Net Assets		5,116,265,761

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Autoliv, Inc.	33,400	2,676,342
BorgWarner, Inc. *	40,398	3,120,341
Dana Holding Corp. *	50,100	910,317
Federal-Mogul Corp. *	3,900	103,350
Ford Motor Co. *	1,329,887	20,573,352
Gentex Corp.	54,072	1,695,157
Harley-Davidson, Inc.	83,592	3,114,638
Johnson Controls, Inc.	239,354	9,813,514
Lear Corp.	36,000	1,841,040
Tenneco, Inc. *	21,200	979,652
Tesla Motors, Inc. (b)*	5,300	146,280
The Goodyear Tire & Rubber Co. *	76,800	1,393,920
TRW Automotive Holdings Corp. *	29,800	1,700,388

		48,068,291

Banks 2.8%
Associated Banc-Corp	65,448	955,541
Bank of Hawaii Corp.	18,832	918,813
BB&T Corp.	246,200	6,627,704
BOK Financial Corp.	8,900	478,642
CapitalSource, Inc.	114,700	766,196
CIT Group, Inc. *	71,100	3,018,906
City National Corp.	16,532	944,143
Comerica, Inc.	62,628	2,375,480
Commerce Bancshares, Inc.	30,026	1,277,907
Cullen/Frost Bankers, Inc.	22,800	1,350,672
East West Bancorp, Inc.	52,500	1,109,325
Fifth Third Bancorp	282,684	3,751,217
First Citizens BancShares, Inc., Class A	1,850	370,018
First Horizon National Corp.	92,476	1,012,612
First Niagara Financial Group, Inc.	73,800	1,062,720
FirstMerit Corp.	32,469	567,233
Fulton Financial Corp.	70,644	825,122
Hudson City Bancorp, Inc.	185,340	1,766,290
Huntington Bancshares, Inc.	306,398	2,080,442
KeyCorp	312,514	2,709,496
M&T Bank Corp.	42,343	3,741,851
Marshall & Ilsley Corp.	170,831	1,395,689
New York Community Bancorp, Inc.	149,882	2,488,041
People’s United Financial, Inc.	121,993	1,670,084
PNC Financial Services Group, Inc.	186,634	11,634,764
Popular, Inc. *	363,000	1,143,450
Regions Financial Corp.	445,806	3,272,216
SunTrust Banks, Inc.	177,493	5,003,528
SVB Financial Group *	14,900	900,556
Synovus Financial Corp.	278,700	696,750
TCF Financial Corp.	48,584	757,425
TFS Financial Corp.	28,500	310,080
U.S. Bancorp	680,905	17,580,967
Valley National Bancorp	60,828	871,057
Wells Fargo & Co.	1,863,096	54,234,725
Zions Bancorp	63,198	1,545,191

		141,214,853

Capital Goods 8.7%
3M Co.	253,754	24,667,426
Acuity Brands, Inc.	15,300	899,640
Aecom Technology Corp. *	44,100	1,202,166
AGCO Corp. *	31,500	1,813,770
Alliant Techsystems, Inc.	13,438	949,395
AMETEK, Inc.	56,770	2,613,691
Armstrong World Industries, Inc.	7,400	331,150
BE Aerospace, Inc. *	33,400	1,288,906
Bucyrus International, Inc.	29,400	2,688,630
Carlisle Cos., Inc.	24,036	1,190,743
Caterpillar, Inc.	225,296	26,001,411
Chicago Bridge & Iron Co., N.V., NY Shares	35,200	1,427,008
CLARCOR, Inc.	19,700	890,243
Cooper Industries plc	59,200	3,904,240
Crane Co.	16,384	817,725
Cummins, Inc.	70,192	8,435,675
Danaher Corp.	190,340	10,514,382
Deere & Co.	150,446	14,668,485
Donaldson Co., Inc.	26,200	1,604,226
Dover Corp.	66,337	4,513,569
Eaton Corp.	119,518	6,397,799
Emerson Electric Co.	267,128	16,230,697
Esterline Technologies Corp. *	10,700	768,260
Fastenal Co.	50,900	3,414,881
Flowserve Corp.	19,841	2,512,267
Fluor Corp.	63,458	4,438,253
Foster Wheeler AG *	45,300	1,611,321
Gardner Denver, Inc.	17,100	1,477,611
General Dynamics Corp.	134,044	9,761,084
General Electric Co.	3,782,002	77,341,941

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodrich Corp.	44,498	3,932,288
Graco, Inc.	19,494	975,285
GrafTech International Ltd. *	47,200	1,095,040
Harsco Corp.	28,600	1,018,160
Honeywell International, Inc.	276,899	16,954,526
Hubbell, Inc., Class B	23,132	1,619,009
IDEX Corp.	31,706	1,487,646
Illinois Tool Works, Inc.	176,004	10,280,394
Ingersoll-Rand plc	115,000	5,807,500
ITT Corp.	65,144	3,764,672
Jacobs Engineering Group, Inc. *	44,056	2,185,618
Joy Global, Inc.	36,708	3,705,673
KBR, Inc.	53,600	2,056,632
Kennametal, Inc.	27,798	1,173,632
L-3 Communications Holdings, Inc.	40,174	3,221,553
Lennox International, Inc.	14,200	690,262
Lincoln Electric Holdings, Inc.	14,500	1,139,410
Lockheed Martin Corp.	104,864	8,310,472
Masco Corp.	118,736	1,593,437
MSC Industrial Direct Co., Inc., Class A	17,258	1,235,500
Navistar International Corp. *	20,900	1,452,968
Nordson Corp.	24,200	1,378,674
Northrop Grumman Corp.	102,832	6,541,143
Oshkosh Corp. *	35,100	1,111,266
Owens Corning, Inc. *	31,900	1,207,096
PACCAR, Inc.	129,489	6,877,161
Pall Corp.	40,933	2,392,125
Parker Hannifin Corp.	57,253	5,400,103
Pentair, Inc.	31,900	1,281,104
Precision Castparts Corp.	50,601	7,818,866
Quanta Services, Inc. *	72,100	1,563,128
Raytheon Co.	129,390	6,281,884
Regal-Beloit Corp.	14,400	1,091,376
Rockwell Automation, Inc.	50,349	4,386,908
Rockwell Collins, Inc.	55,653	3,511,704
Roper Industries, Inc.	32,591	2,818,796
Seaboard Corp.	5	11,935
Sensata Technologies Holding N.V. *	12,900	452,919
Snap-on, Inc.	22,650	1,399,090
Spirit AeroSystems Holdings, Inc., Class A *	41,500	1,020,900
SPX Corp.	19,314	1,669,695
Terex Corp. *	40,782	1,418,398
Textron, Inc.	97,138	2,535,302
The Babcock & Wilcox Co. *	41,300	1,297,233
The Boeing Co.	260,389	20,773,834
The Shaw Group, Inc. *	32,769	1,274,714
The Timken Co.	31,094	1,753,391
Thomas & Betts Corp. *	20,529	1,190,066
TransDigm Group, Inc. *	14,800	1,232,840
Trinity Industries, Inc.	28,300	1,024,460
Triumph Group, Inc.	5,800	499,496
Tyco International Ltd.	173,700	8,466,138
United Technologies Corp.	327,803	29,364,593
URS Corp. *	27,500	1,230,625
Valmont Industries, Inc.	7,600	800,280
W.W. Grainger, Inc.	20,576	3,119,322
WABCO Holdings, Inc. *	22,900	1,691,165
Wabtec Corp.	19,000	1,356,220
WESCO International, Inc. *	15,100	935,445
Woodward Governor Co.	21,050	779,902

		447,035,569

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	38,360	1,601,146
Cintas Corp.	42,910	1,332,356
Clean Harbors, Inc. *	8,100	797,850
Copart, Inc. *	19,037	863,709
Corrections Corp. of America *	45,300	1,127,517
Covanta Holding Corp.	50,048	859,324
Equifax, Inc.	42,900	1,610,037
IHS, Inc., Class A *	22,800	2,011,872
Iron Mountain, Inc.	68,187	2,171,756
Manpower, Inc.	30,791	2,039,904
Pitney Bowes, Inc.	71,241	1,749,679
R.R. Donnelley & Sons Co.	80,019	1,509,158
Republic Services, Inc.	109,081	3,449,141
Robert Half International, Inc.	51,491	1,561,722
Rollins, Inc.	22,500	471,825
Stericycle, Inc. *	30,398	2,774,729
The Dun & Bradstreet Corp.	17,325	1,423,769
Towers Watson & Co., Class A	16,000	917,760
Verisk Analytics, Inc., Class A *	52,000	1,710,800
Waste Connections, Inc.	37,900	1,166,183
Waste Management, Inc.	168,877	6,663,886

		37,814,123

Consumer Durables & Apparel 1.3%
Coach, Inc.	105,230	6,293,806
Columbia Sportswear Co.	4,100	278,759
D.R. Horton, Inc.	104,997	1,306,163
Deckers Outdoor Corp. *	13,700	1,162,582
Fortune Brands, Inc.	54,128	3,522,650
Fossil, Inc. *	18,800	1,800,664
Garmin Ltd. (b)*	36,286	1,242,070
Hanesbrands, Inc. *	37,300	1,212,623
Harman International Industries, Inc.	22,597	1,096,632
Hasbro, Inc.	48,825	2,286,963
Jarden Corp.	35,000	1,273,650
Leggett & Platt, Inc.	48,944	1,286,738
Lennar Corp., Class A	50,875	966,116
Mattel, Inc.	127,397	3,404,048
Mohawk Industries, Inc. *	22,039	1,323,222
Newell Rubbermaid, Inc.	98,826	1,883,623
NIKE, Inc., Class B	135,728	11,173,129
NVR, Inc. *	1,998	1,477,181
Phillips-Van Heusen Corp.	23,600	1,661,676
Polaris Industries, Inc.	12,000	1,265,160
Polo Ralph Lauren Corp.	22,495	2,941,671
PulteGroup, Inc. *	125,899	1,023,559
Stanley Black & Decker, Inc.	57,741	4,194,884
Tempur-Pedic International, Inc. *	23,900	1,500,442
The Warnaco Group, Inc. *	17,800	1,145,608
Toll Brothers, Inc. *	54,500	1,145,045
Tupperware Brands Corp.	25,000	1,591,750
Under Armour, Inc., Class A *	12,500	855,750
VF Corp.	30,782	3,095,438
Whirlpool Corp.	26,115	2,250,591

		65,662,193

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 1.9%
Apollo Group, Inc., Class A *	46,171	1,848,225
Bally Technologies, Inc. *	19,000	740,810
Carnival Corp.	152,860	5,819,380
Chipotle Mexican Grill, Inc. *	10,900	2,908,011
Choice Hotels International, Inc.	10,200	381,276
Darden Restaurants, Inc.	49,165	2,309,280
DeVry, Inc.	24,200	1,280,180
Education Management Corp. (b)*	3,100	57,474
H&R Block, Inc.	116,798	2,019,437
Hyatt Hotels Corp., Class A *	24,100	1,067,871
International Game Technology	104,026	1,840,220
ITT Educational Services, Inc. *	8,501	609,777
Las Vegas Sands Corp. *	112,563	5,291,587
Marriott International, Inc., Class A	99,375	3,507,937
McDonald’s Corp.	375,036	29,369,069
MGM Resorts International *	97,587	1,235,451
Panera Bread Co., Class A *	9,400	1,138,434
Penn National Gaming, Inc. *	27,360	1,094,674
Royal Caribbean Cruises Ltd. *	48,091	1,914,984
Service Corp. International	99,300	1,168,761
Sotheby’s	26,200	1,323,624
Starbucks Corp.	263,027	9,518,947
Starwood Hotels & Resorts Worldwide, Inc.	67,642	4,029,434
Weight Watchers International, Inc.	11,729	911,930
WMS Industries, Inc. *	20,700	678,960
Wyndham Worldwide Corp.	61,517	2,129,103
Wynn Resorts Ltd.	27,042	3,979,230
Yum! Brands, Inc.	166,376	8,924,409

		97,098,475

Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	17,459	1,904,428
American Capital Ltd. *	121,100	1,243,697
American Express Co.	371,777	18,246,815
Ameriprise Financial, Inc.	88,057	5,464,817
Apollo Investment Corp.	68,300	809,355
Ares Capital Corp.	51,200	906,752
Bank of America Corp.	3,579,741	43,959,219
Bank of New York Mellon Corp.	437,396	12,666,988
BlackRock, Inc.	33,965	6,655,102
Capital One Financial Corp.	160,453	8,781,593
CBOE Holdings, Inc.	4,000	107,280
Citigroup, Inc. *	10,311,562	47,330,070
CME Group, Inc.	23,576	6,973,074
Discover Financial Services	193,324	4,802,168
E*TRADE Financial Corp. *	70,590	1,146,382
Eaton Vance Corp.	46,084	1,556,257
Federated Investors, Inc., Class B (b)	34,550	890,699
Franklin Resources, Inc.	51,686	6,673,696
Green Dot Corp., Class A (b)*	1,600	69,056
Greenhill & Co., Inc.	9,000	531,000
IntercontinentalExchange, Inc. *	25,989	3,127,776
Invesco Ltd.	167,490	4,165,476
Janus Capital Group, Inc.	65,200	793,484
Jefferies Group, Inc.	46,852	1,132,413
JPMorgan Chase & Co.	1,387,578	63,315,184
Lazard Ltd., Class A	45,200	1,853,200
Legg Mason, Inc.	54,314	2,017,765
Leucadia National Corp.	67,764	2,619,756
Moody’s Corp.	76,926	3,010,884
Morgan Stanley	537,048	14,043,805
MSCI, Inc., Class A *	40,550	1,438,309
Northern Trust Corp.	85,976	4,297,940
NYSE Euronext	92,600	3,708,630
Raymond James Financial, Inc.	38,749	1,453,088
SEI Investments Co.	50,748	1,133,203
SLM Corp. *	165,324	2,742,725
State Street Corp.	178,150	8,292,882
Stifel Financial Corp. *	18,750	856,500
T. Rowe Price Group, Inc.	91,050	5,849,962
TD Ameritrade Holding Corp.	101,631	2,189,132
The Charles Schwab Corp. (a)	351,965	6,444,479
The Goldman Sachs Group, Inc.	181,432	27,398,046
The NASDAQ OMX Group, Inc. *	52,837	1,431,883
Waddell & Reed Financial, Inc., Class A	33,400	1,369,734

		335,404,704

Energy 12.8%
Alpha Natural Resources, Inc. (b)*	42,700	2,483,859
Anadarko Petroleum Corp.	175,948	13,889,335
Apache Corp.	135,700	18,098,309
Arch Coal, Inc.	55,200	1,893,360
Atwood Oceanics, Inc. *	19,900	894,107
Baker Hughes, Inc.	153,106	11,851,935
Berry Petroleum Co., Class A	16,500	876,645
Brigham Exploration Co. *	41,500	1,391,495
Cabot Oil & Gas Corp.	34,874	1,962,709
Cameron International Corp. *	86,100	4,539,192
CARBO Ceramics, Inc.	6,700	1,078,298
Chesapeake Energy Corp.	232,097	7,814,706
Chevron Corp.	714,337	78,177,041
Cimarex Energy Co.	30,115	3,330,418
Cobalt International Energy, Inc. *	35,400	495,600
Complete Production Services, Inc. *	24,600	834,924
Concho Resources, Inc. *	35,500	3,793,175
ConocoPhillips	521,466	41,159,311
CONSOL Energy, Inc.	80,198	4,337,910
Continental Resources, Inc. *	16,300	1,119,484
Core Laboratories N.V.	15,900	1,526,082
Denbury Resources, Inc. *	144,708	3,266,060
Devon Energy Corp.	153,282	13,948,662
Diamond Offshore Drilling, Inc. (b)	24,929	1,891,363
Dresser-Rand Group, Inc. *	27,100	1,423,834
Dril-Quip, Inc. *	12,200	934,032
El Paso Corp.	257,781	5,003,529
EOG Resources, Inc.	90,152	10,179,062
EQT Corp.	51,900	2,730,459
EXCO Resources, Inc.	59,700	1,250,715
Exxon Mobil Corp.	1,789,863	157,507,944
FMC Technologies, Inc. *	84,968	3,949,313
Forest Oil Corp. *	37,815	1,357,937
Halliburton Co.	322,888	16,299,386
Helmerich & Payne, Inc.	37,292	2,473,951
Hess Corp.	106,523	9,156,717
Holly Corp.	15,700	909,030
Marathon Oil Corp.	251,996	13,617,864

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Massey Energy Co.	36,501	2,490,828
McDermott International, Inc. *	78,212	1,805,915
McMoRan Exploration Co. *	37,900	693,949
Murphy Oil Corp.	68,244	5,287,545
Nabors Industries Ltd. *	101,188	3,100,400
National Oilwell Varco, Inc.	148,926	11,421,135
Newfield Exploration Co. *	47,566	3,367,673
Noble Corp.	90,800	3,905,308
Noble Energy, Inc.	62,161	5,984,239
Oasis Petroleum, Inc. *	15,100	464,023
Occidental Petroleum Corp.	288,416	32,963,065
Oceaneering International, Inc. *	18,400	1,608,528
Oil States International, Inc. *	19,500	1,618,695
Patriot Coal Corp. *	28,400	715,112
Patterson-UTI Energy, Inc.	49,921	1,553,042
Peabody Energy Corp.	95,721	6,396,077
Petrohawk Energy Corp. *	111,400	3,008,914
Pioneer Natural Resources Co.	41,211	4,213,001
Plains Exploration & Production Co. *	49,757	1,892,756
Pride International, Inc. *	60,994	2,678,247
QEP Resources, Inc.	62,300	2,662,079
Quicksilver Resources, Inc. *	41,690	619,097
Range Resources Corp.	56,828	3,207,941
Rowan Cos., Inc. *	44,283	1,846,601
RPC, Inc. (b)	14,700	397,635
SandRidge Energy, Inc. *	128,234	1,584,972
Schlumberger Ltd.	484,247	43,461,168
SEACOR Holdings, Inc.	7,500	741,225
SM Energy Co.	20,613	1,563,702
Southern Union Co.	40,962	1,224,764
Southwestern Energy Co. *	123,088	5,398,640
Spectra Energy Corp.	230,121	6,682,714
Sunoco, Inc.	45,800	1,953,828
Superior Energy Services, Inc. *	30,700	1,179,494
Teekay Corp.	25,868	879,253
Tesoro Corp. *	50,812	1,378,021
The Williams Cos., Inc.	207,521	6,883,472
Tidewater, Inc.	20,268	1,206,149
Transocean Ltd. *	113,200	8,235,300
Ultra Petroleum Corp. *	56,612	2,875,324
Unit Corp. *	14,100	888,582
Valero Energy Corp.	201,020	5,688,866
Weatherford International Ltd. *	263,000	5,675,540
Whiting Petroleum Corp. *	39,800	2,766,100
World Fuel Services Corp.	24,500	969,710

		652,586,382

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	21,800	1,118,776
Costco Wholesale Corp.	153,459	12,417,902
CVS Caremark Corp.	482,311	17,478,951
Safeway, Inc.	131,897	3,206,416
Sysco Corp.	207,630	6,002,583
The Kroger Co.	226,413	5,504,100
Wal-Mart Stores, Inc.	695,427	38,234,577
Walgreen Co.	328,569	14,036,468
Whole Foods Market, Inc.	51,616	3,239,420

		101,239,193

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	741,105	19,891,258
Archer-Daniels-Midland Co.	226,805	8,396,321
Brown-Forman Corp., Class B	36,820	2,645,885
Bunge Ltd.	51,592	3,892,101
Campbell Soup Co.	67,458	2,265,914
Coca-Cola Enterprises, Inc.	124,572	3,539,091
ConAgra Foods, Inc.	156,097	3,816,572
Constellation Brands, Inc., Class A *	63,332	1,418,003
Corn Products International, Inc.	29,300	1,614,430
Dr Pepper Snapple Group, Inc.	80,620	3,160,304
Flowers Foods, Inc.	26,900	822,064
General Mills, Inc.	227,300	8,769,234
Green Mountain Coffee Roasters, Inc. *	41,100	2,752,056
H.J. Heinz Co.	113,878	5,833,970
Hansen Natural Corp. *	24,100	1,594,215
Hormel Foods Corp.	54,494	1,602,669
Kellogg Co.	90,231	5,167,529
Kraft Foods, Inc., Class A	618,964	20,784,811
Lorillard, Inc.	53,600	5,708,400
McCormick & Co., Inc. - Non Voting Shares	44,954	2,208,140
Mead Johnson Nutrition Co.	72,600	4,855,488
Molson Coors Brewing Co., Class B	56,172	2,738,385
PepsiCo, Inc.	562,585	38,756,481
Philip Morris International, Inc.	644,065	44,723,874
Ralcorp Holdings, Inc. *	19,100	1,485,980
Reynolds American, Inc.	120,068	4,455,724
Sara Lee Corp.	226,172	4,342,502
Smithfield Foods, Inc. *	58,935	1,388,509
The Coca-Cola Co.	824,174	55,598,778
The Hershey Co.	54,764	3,160,430
The JM Smucker Co.	42,401	3,183,043
Tyson Foods, Inc., Class A	102,359	2,036,944

		272,609,105

Health Care Equipment & Services 4.2%
Aetna, Inc.	141,977	5,875,008
Alere, Inc. *	32,600	1,210,764
Allscripts Healthcare Solutions, Inc. *	66,400	1,430,256
AMERIGROUP Corp. *	17,600	1,202,080
AmerisourceBergen Corp.	98,120	3,987,597
Baxter International, Inc.	206,825	11,768,343
Beckman Coulter, Inc.	24,128	1,999,005
Becton, Dickinson & Co.	81,665	7,018,290
Boston Scientific Corp. *	539,607	4,041,656
Brookdale Senior Living, Inc. *	30,700	836,268
C.R. Bard, Inc.	33,000	3,522,750
Cardinal Health, Inc.	123,910	5,413,628
CareFusion Corp. *	79,100	2,323,167
Cerner Corp. *	26,526	3,187,895
CIGNA Corp.	96,154	4,502,892
Community Health Systems, Inc. *	29,606	909,792
Coventry Health Care, Inc. *	49,962	1,612,274
Covidien plc	178,000	9,912,820
DaVita, Inc. *	34,525	3,041,307

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DENTSPLY International, Inc.	50,200	1,884,508
Edwards Lifesciences Corp. *	40,392	3,487,849
Emergency Medical Services Corp., Class A *	10,600	676,280
Express Scripts, Inc. *	187,124	10,617,416
Gen-Probe, Inc. *	15,470	1,282,772
Health Management Associates, Inc., Class A *	89,000	1,003,920
Health Net, Inc. *	32,300	1,075,590
HEALTHSOUTH Corp. *	33,200	850,916
Henry Schein, Inc. *	32,219	2,354,242
Hill-Rom Holdings, Inc.	22,400	1,008,224
Hologic, Inc. *	95,870	2,111,057
Humana, Inc. *	59,791	4,551,291
IDEXX Laboratories, Inc. *	19,698	1,604,008
Intuitive Surgical, Inc. *	14,115	4,936,016
Kinetic Concepts, Inc. *	21,492	1,268,673
Laboratory Corp. of America Holdings *	36,122	3,484,689
Lincare Holdings, Inc.	31,075	976,377
McKesson Corp.	89,847	7,458,200
Medco Health Solutions, Inc. *	150,686	8,940,200
MEDNAX, Inc. *	18,254	1,294,574
Medtronic, Inc.	383,268	16,001,439
Omnicare, Inc.	37,433	1,176,145
Patterson Cos., Inc.	35,800	1,242,618
Quality Systems, Inc.	6,800	610,096
Quest Diagnostics, Inc.	50,247	2,832,926
ResMed, Inc. *	51,216	1,633,278
Sirona Dental Systems, Inc. *	14,500	827,515
St. Jude Medical, Inc.	122,555	6,549,339
STERIS Corp.	23,000	828,920
Stryker Corp.	121,254	7,153,986
Teleflex, Inc.	15,546	979,553
Tenet Healthcare Corp. *	169,700	1,176,021
The Cooper Cos., Inc.	17,700	1,325,730
UnitedHealth Group, Inc.	390,392	19,218,998
Universal Health Services, Inc., Class B	33,374	1,828,228
Varian Medical Systems, Inc. *	42,271	2,967,424
WellPoint, Inc.	139,723	10,729,329
Zimmer Holdings, Inc. *	70,112	4,574,808

		216,318,947

Household & Personal Products 2.1%
Alberto-Culver Co.	33,450	1,249,023
Avon Products, Inc.	149,836	4,402,182
Church & Dwight Co., Inc.	26,997	2,226,713
Colgate-Palmolive Co.	171,327	14,451,432
Energizer Holdings, Inc. *	24,000	1,812,720
Herbalife Ltd.	21,009	1,886,188
Kimberly-Clark Corp.	144,704	9,559,146
The Clorox Co.	49,525	3,449,912
The Estee Lauder Cos., Inc., Class A	40,334	3,912,398
The Procter & Gamble Co.	993,619	64,485,873

		107,435,587

Insurance 3.9%
ACE Ltd.	120,500	8,103,625
Aflac, Inc.	167,313	9,401,317
Alleghany Corp. *	2,487	818,144
Allied World Assurance Co. Holdings Ltd.	17,100	1,110,987
Alterra Capital Holdings Ltd.	36,000	791,280
American Financial Group, Inc.	31,005	1,109,049
American International Group, Inc. (b)*	50,976	1,587,902
American National Insurance Co.	1,837	145,307
Aon Corp.	117,103	6,109,263
Arch Capital Group Ltd. *	12,400	1,289,600
Arthur J. Gallagher & Co.	39,920	1,188,818
Aspen Insurance Holdings Ltd.	24,600	702,822
Assurant, Inc.	37,792	1,500,342
Assured Guaranty Ltd.	45,300	770,100
Axis Capital Holdings Ltd.	42,262	1,494,384
Berkshire Hathaway, Inc., Class B *	614,212	51,163,860
Brown & Brown, Inc.	46,176	1,193,650
Cincinnati Financial Corp.	56,317	1,784,123
CNA Financial Corp.	9,550	296,432
Endurance Specialty Holdings Ltd.	14,553	645,280
Erie Indemnity Co., Class A	9,485	686,999
Everest Re Group Ltd.	19,420	1,769,550
Fidelity National Financial, Inc., Class A	78,569	1,213,105
Genworth Financial, Inc., Class A *	173,739	2,117,878
Hanover Insurance Group, Inc.	14,500	612,190
HCC Insurance Holdings, Inc.	44,057	1,433,615
Lincoln National Corp.	109,759	3,427,774
Loews Corp.	112,258	4,968,539
Markel Corp. *	3,431	1,431,688
Marsh & McLennan Cos., Inc.	192,920	5,841,618
MBIA, Inc. *	55,300	570,696
Mercury General Corp.	12,635	502,115
MetLife, Inc.	365,944	17,122,520
Old Republic International Corp.	93,909	1,189,827
PartnerRe Ltd.	26,409	2,122,227
Principal Financial Group, Inc.	113,709	3,837,679
Protective Life Corp.	30,400	818,064
Prudential Financial, Inc.	172,297	10,927,076
Reinsurance Group of America, Inc.	25,110	1,589,463
RenaissanceRe Holdings Ltd.	19,507	1,370,952
StanCorp Financial Group, Inc.	19,242	829,330
The Allstate Corp.	190,998	6,463,372
The Chubb Corp.	108,212	7,054,340
The Hartford Financial Services Group, Inc.	157,795	4,571,321
The Progressive Corp.	235,542	5,167,791
The Travelers Cos., Inc.	162,947	10,311,286
Torchmark Corp.	28,377	1,898,989
Transatlantic Holdings, Inc.	22,345	1,101,385
Unum Group	112,614	2,982,019
Validus Holdings Ltd.	36,609	1,191,257
W. R. Berkley Corp.	42,225	1,376,957
Wesco Financial Corp.	219	85,848
White Mountains Insurance Group Ltd.	2,613	934,174
XL Group plc	114,767	2,802,610

		201,530,539

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 4.2%
Air Products & Chemicals, Inc.	76,078	7,266,971
Airgas, Inc.	26,551	1,843,967
Albemarle Corp.	32,500	2,292,875
Alcoa, Inc.	366,920	6,237,640
Allegheny Technologies, Inc.	34,952	2,516,544
Allied Nevada Gold Corp. *	27,500	1,184,150
AptarGroup, Inc.	21,500	1,127,675
Ashland, Inc.	29,400	1,825,152
Ball Corp.	62,776	2,342,173
Bemis Co., Inc.	35,049	1,098,436
Cabot Corp.	25,616	1,148,878
Celanese Corp., Series A	55,443	2,767,715
CF Industries Holdings, Inc.	25,212	3,568,759
Cliffs Natural Resources, Inc.	48,100	4,507,932
Compass Minerals International, Inc.	13,000	1,268,930
Crown Holdings, Inc. *	55,776	2,086,022
Cytec Industries, Inc.	19,100	1,120,788
Domtar Corp.	13,400	1,246,468
E.I. du Pont de Nemours & Co.	324,017	18,400,925
Eastman Chemical Co.	25,491	2,733,910
Ecolab, Inc.	82,368	4,345,736
FMC Corp.	25,152	2,220,419
Freeport-McMoRan Copper & Gold, Inc.	332,530	18,299,126
Greif, Inc., Class A	9,600	596,160
Hecla Mining Co. *	98,700	928,767
Huntsman Corp.	61,100	1,273,935
International Flavors & Fragrances, Inc.	26,808	1,702,844
International Paper Co.	155,307	4,795,880
Intrepid Potash, Inc. *	15,750	539,595
LyondellBasell Industries N.V. *	96,400	4,289,800
Martin Marietta Materials, Inc.	16,849	1,536,460
MeadWestvaco Corp.	58,683	1,977,030
Molycorp, Inc. *	10,200	747,660
Monsanto Co.	190,434	12,957,129
Nalco Holding Co.	46,243	1,350,758
Newmont Mining Corp.	175,028	10,258,391
Nucor Corp.	112,076	5,263,089
Owens-Illinois, Inc. *	57,977	1,720,178
Packaging Corp. of America	40,330	1,150,615
PPG Industries, Inc.	57,906	5,481,961
Praxair, Inc.	108,728	11,570,834
Reliance Steel & Aluminum Co.	25,122	1,422,156
Rock-Tenn Co., Class A (b)	15,200	1,049,864
Rockwood Holdings, Inc. *	18,800	1,066,712
Royal Gold, Inc.	19,100	1,164,718
RPM International, Inc.	50,600	1,189,100
Sealed Air Corp.	53,302	1,373,592
Sigma-Aldrich Corp.	43,008	3,035,505
Silgan Holdings, Inc.	17,800	816,308
Smurfit-Stone Container Corp. (b)*	32,300	1,242,904
Solutia, Inc. *	43,200	1,138,320
Sonoco Products Co.	39,170	1,353,715
Steel Dynamics, Inc.	71,300	1,296,947
Stillwater Mining Co. *	20,200	460,762
Temple-Inland, Inc.	41,900	985,907
The Dow Chemical Co.	411,956	16,886,076
The Lubrizol Corp.	23,260	3,128,935
The Mosaic Co.	56,995	4,266,646
The Scotts Miracle-Gro Co., Class A	17,668	997,712
The Sherwin-Williams Co.	31,790	2,615,999
The Valspar Corp.	33,146	1,302,969
Titanium Metals Corp. *	31,985	640,659
United States Steel Corp.	50,968	2,431,683
Vulcan Materials Co.	46,525	2,102,930
W.R. Grace & Co. *	25,800	1,170,288
Walter Energy, Inc.	18,800	2,598,536
Westlake Chemical Corp.	7,000	459,550

		215,790,770

Media 3.3%
Cablevision Systems Corp., Class A	85,210	3,001,948
CBS Corp., Class B - Non Voting Shares	241,705	6,095,800
Charter Communications, Inc., Class A *	40,700	2,398,858
Clear Channel Outdoor Holdings, Inc., Class A *	4,900	67,424
Comcast Corp., Class A	990,323	25,986,076
DIRECTV, Class A *	295,925	14,378,996
Discovery Communications, Inc., Class A *	100,900	4,465,834
DISH Network Corp., Class A *	70,772	1,772,131
DreamWorks Animation SKG, Inc., Class A *	29,600	784,104
Gannett Co., Inc.	92,554	1,393,863
John Wiley & Sons, Inc., Class A	16,480	839,326
Lamar Advertising Co., Class A *	20,370	662,432
Liberty Global, Inc., Series A *	86,066	4,002,069
Liberty Media Corp - Capital, Series A *	30,000	2,468,100
Liberty Media-Starz, Series A *	20,024	1,538,845
Morningstar, Inc.	8,150	469,440
News Corp., Class A	810,628	14,445,391
Omnicom Group, Inc.	106,888	5,257,821
Scripps Networks Interactive, Class A	29,900	1,537,458
Sirius XM Radio, Inc. *	1,363,700	2,713,763
The Interpublic Group of Cos., Inc.	173,464	2,038,202
The McGraw-Hill Cos., Inc.	108,936	4,408,640
The Walt Disney Co.	672,160	28,970,096
The Washington Post Co., Class B (b)	1,926	839,543
Time Warner Cable, Inc.	127,036	9,925,323
Time Warner, Inc.	393,780	14,908,511
Viacom Inc., Class B	214,546	10,976,173

		166,346,167

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	548,746	28,556,742
Agilent Technologies, Inc. *	122,931	6,135,486
Alexion Pharmaceuticals, Inc. *	31,500	3,052,035
Allergan, Inc.	109,162	8,684,929
Amgen, Inc. *	335,360	19,065,216
Amylin Pharmaceuticals, Inc. *	48,847	649,665

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bio-Rad Laboratories, Inc., Class A *	6,900	863,328
Biogen Idec, Inc. *	84,555	8,231,429
BioMarin Pharmaceuticals, Inc. *	39,500	1,062,155
Bristol-Myers Squibb Co.	607,539	17,071,846
Bruker Corp. *	25,700	507,318
Celgene Corp. *	167,020	9,834,138
Cephalon, Inc. *	25,200	1,935,360
Charles River Laboratories International, Inc. *	19,515	823,338
Covance, Inc. *	24,300	1,521,180
Dendreon Corp. *	52,200	2,267,046
Dionex Corp. *	6,200	733,770
Eli Lilly & Co.	360,171	13,329,929
Endo Pharmaceuticals Holdings, Inc. *	41,028	1,606,656
Forest Laboratories, Inc. *	101,346	3,360,633
Gilead Sciences, Inc. *	288,172	11,192,601
Hospira, Inc. *	59,240	3,360,685
Human Genome Sciences, Inc. *	70,700	2,083,529
Illumina, Inc. *	44,100	3,130,218
InterMune, Inc. *	16,100	718,704
Johnson & Johnson	974,787	64,063,002
Life Technologies Corp. *	65,506	3,615,931
Merck & Co., Inc.	1,093,618	39,315,567
Mettler-Toledo International, Inc. *	11,400	2,136,360
Mylan, Inc. *	154,500	3,850,140
Onyx Pharmaceuticals, Inc. *	22,300	837,811
PerkinElmer, Inc.	45,800	1,294,766
Perrigo Co.	28,200	2,548,152
Pfizer, Inc.	2,843,151	59,592,445
Pharmaceutical Product Development, Inc.	39,546	1,219,994
Regeneron Pharmaceuticals, Inc. *	25,800	1,318,638
Salix Pharmaceuticals Ltd. *	21,800	856,522
Talecris Biotherapeutics Holdings Corp. *	22,200	619,824
Techne Corp.	14,163	1,100,607
Thermo Fisher Scientific, Inc. *	141,098	8,464,469
United Therapeutics Corp. *	17,800	1,191,888
Vertex Pharmaceuticals, Inc. *	69,312	3,813,546
Warner Chilcott plc, Class A	63,600	1,465,980
Waters Corp. *	32,400	3,175,200
Watson Pharmaceuticals, Inc. *	44,600	2,766,092

		353,024,870

Real Estate 2.4%
Alexander’s, Inc.	700	307,503
Alexandria Real Estate Equities, Inc.	20,300	1,667,645
AMB Property Corp.	59,725	2,173,990
American Campus Communities, Inc.	23,700	833,055
Apartment Investment & Management Co., Class A	41,518	1,119,325
AvalonBay Communities, Inc.	29,849	3,779,182
BioMed Realty Trust, Inc.	46,400	920,576
Boston Properties, Inc.	49,605	5,185,211
BRE Properties, Inc.	23,424	1,188,065
Camden Property Trust	26,264	1,648,066
CB Richard Ellis Group, Inc., Class A *	105,737	2,824,235
CBL & Associates Properties, Inc.	49,000	909,930
Corporate Office Properties Trust	22,800	802,788
Developers Diversified Realty Corp.	67,800	999,372
Digital Realty Trust, Inc. (b)	30,000	1,810,200
Douglas Emmett, Inc.	47,600	990,556
Duke Realty Corp.	87,837	1,339,514
Entertainment Properties Trust	16,500	785,565
Equity Residential	100,972	6,030,048
Essex Property Trust, Inc.	10,517	1,424,843
Federal Realty Investment Trust	21,196	1,855,922
Forest City Enterprises, Inc., Class A *	44,600	856,766
General Growth Properties, Inc.	242,800	4,054,760
HCP, Inc.	129,280	5,122,073
Health Care REIT, Inc.	51,521	2,770,284
Highwoods Properties, Inc.	28,000	1,033,200
Hospitality Properties Trust	48,381	1,168,401
Host Hotels & Resorts, Inc.	233,639	4,156,438
Jones Lang LaSalle, Inc.	16,400	1,679,032
Kimco Realty Corp.	144,131	2,816,320
Liberty Property Trust	37,204	1,308,465
Mack-Cali Realty Corp.	30,847	1,089,516
Mid-America Apartment Communities, Inc.	12,100	808,885
National Retail Properties, Inc.	32,300	850,782
Nationwide Health Properties, Inc.	44,000	1,927,200
OMEGA Healthcare Investors, Inc.	33,400	766,864
Piedmont Office Realty Trust, Inc., Class A	47,200	939,280
Plum Creek Timber Co., Inc.	57,398	2,473,280
ProLogis	201,961	3,289,945
Public Storage	49,609	5,819,632
Rayonier, Inc.	27,023	1,793,246
Realty Income Corp.	40,900	1,453,995
Regency Centers Corp.	26,482	1,246,243
Senior Housing Properties Trust	49,900	1,183,628
Simon Property Group, Inc.	103,950	11,906,433
SL Green Realty Corp.	28,951	2,389,326
Taubman Centers, Inc.	19,400	1,128,110
The Macerich Co.	46,145	2,437,379
The St. Joe Co. (b)*	34,800	908,976
UDR, Inc.	59,862	1,549,827
Ventas, Inc.	55,719	3,116,364
Vornado Realty Trust	57,634	5,572,055
Weingarten Realty Investors	40,802	1,077,581
Weyerhaeuser Co.	190,250	4,377,652

		121,667,529

Retailing 3.6%
Abercrombie & Fitch Co., Class A	30,019	2,125,345
Advance Auto Parts, Inc.	32,522	2,128,890
Aeropostale, Inc. *	36,800	939,504
Amazon.com, Inc. *	125,841	24,727,756
American Eagle Outfitters, Inc.	65,985	1,026,727
Ascena Retail Group, Inc. *	24,600	769,734
AutoNation, Inc. (b)*	20,066	680,438
AutoZone, Inc. *	9,633	2,720,167
Bed Bath & Beyond, Inc. *	92,020	5,164,162

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Best Buy Co., Inc.	117,226	3,659,796
Big Lots, Inc. *	24,800	1,019,528
CarMax, Inc. *	79,500	2,758,650
Dick’s Sporting Goods, Inc. *	35,000	1,432,550
Dillard’s, Inc., Class A	15,900	763,518
Dollar General Corp. *	24,200	788,678
Dollar Tree, Inc. *	44,412	2,553,690
Expedia, Inc.	71,809	1,797,379
Family Dollar Stores, Inc.	43,260	2,345,125
Foot Locker, Inc.	61,309	1,319,370
GameStop Corp., Class A (b)*	53,300	1,368,744
Genuine Parts Co.	55,930	3,003,441
Guess?, Inc.	22,800	980,172
J.C. Penney Co., Inc.	83,922	3,226,801
Kohl’s Corp.	103,765	5,469,453
Liberty Media Corp. - Interactive, Class A *	211,008	3,688,420
Limited Brands, Inc.	93,923	3,865,871
LKQ Corp. *	55,400	1,397,188
Lowe’s Cos., Inc.	489,836	12,858,195
Macy’s, Inc.	150,276	3,593,099
Netflix, Inc. *	15,200	3,536,584
Nordstrom, Inc.	59,000	2,805,450
O’Reilly Automotive, Inc. *	49,566	2,927,368
PetSmart, Inc.	41,695	1,758,278
Priceline.com, Inc. *	17,200	9,408,572
Ross Stores, Inc.	42,756	3,150,690
Sally Beauty Holdings, Inc. *	34,400	508,776
Sears Holdings Corp. (b)*	15,594	1,340,616
Signet Jewelers Ltd. *	33,400	1,461,250
Staples, Inc.	256,670	5,426,004
Target Corp.	251,362	12,341,874
The Gap, Inc.	152,955	3,554,674
The Home Depot, Inc.	581,735	21,605,638
The TJX Cos., Inc.	140,495	7,533,342
Tiffany & Co.	44,673	3,102,093
Tractor Supply Co.	28,400	1,757,108
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,900	632,961
Urban Outfitters, Inc. *	43,696	1,374,676
Williams-Sonoma, Inc.	41,400	1,797,174

		184,195,519

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	189,931	1,728,372
Altera Corp.	109,369	5,326,270
Analog Devices, Inc.	105,974	4,271,812
Applied Materials, Inc.	474,289	7,441,594
Atheros Communications *	26,100	1,170,846
Atmel Corp. *	160,100	2,449,530
Broadcom Corp., Class A *	161,625	5,685,967
Cree, Inc. *	40,600	1,654,044
Cypress Semiconductor Corp. *	58,900	1,281,664
Fairchild Semiconductor International, Inc. *	44,000	922,680
First Solar, Inc. (b)*	19,200	2,679,744
Intel Corp.	1,979,980	45,915,736
International Rectifier Corp. *	24,600	850,176
KLA-Tencor Corp.	59,338	2,604,938
Lam Research Corp. *	43,700	2,111,147
Linear Technology Corp.	79,966	2,782,817
LSI Corp. *	218,798	1,603,789
Marvell Technology Group Ltd. *	202,562	3,125,532
Maxim Integrated Products, Inc.	105,400	2,881,636
MEMC Electronic Materials, Inc. *	85,177	1,007,644
Microchip Technology, Inc.	65,366	2,682,621
Micron Technology, Inc. *	304,100	3,433,289
National Semiconductor Corp.	91,458	2,205,967
Netlogic Microsystems, Inc. *	17,800	767,714
Novellus Systems, Inc. *	31,295	1,004,570
NVIDIA Corp. *	206,199	4,123,980
ON Semiconductor Corp. *	129,000	1,355,790
PMC-Sierra, Inc. *	89,200	715,384
Rambus, Inc. *	29,664	590,314
RF Micro Devices, Inc. *	97,600	650,016
Silicon Laboratories, Inc. *	12,536	546,319
Skyworks Solutions, Inc. *	68,300	2,148,718
Teradyne, Inc. *	68,500	1,102,850
Texas Instruments, Inc.	416,775	14,808,016
TriQuint Semiconductor, Inc. *	56,500	778,005
Varian Semiconductor Equipment Associates, Inc. *	23,400	981,162
Xilinx, Inc.	92,005	3,207,294

		138,597,947

Software & Services 8.6%
Accenture plc, Class A	225,000	12,854,250
Activision Blizzard, Inc.	184,038	2,096,193
Adobe Systems, Inc. *	180,613	6,059,566
Akamai Technologies, Inc. *	67,109	2,311,234
Alliance Data Systems Corp. *	17,071	1,621,745
Amdocs Ltd. *	70,800	2,177,100
ANSYS, Inc. *	30,200	1,669,758
AOL, Inc. *	42,200	860,036
Ariba, Inc. *	27,900	970,083
Autodesk, Inc. *	80,672	3,628,627
Automatic Data Processing, Inc.	175,051	9,514,022
BMC Software, Inc. *	63,112	3,170,116
Broadridge Financial Solutions, Inc.	43,100	1,001,644
CA, Inc.	136,181	3,348,691
Cadence Design Systems, Inc. *	105,387	1,093,917
Citrix Systems, Inc. *	66,700	5,625,478
Cognizant Technology Solutions Corp., Class A *	107,766	8,933,801
Computer Sciences Corp.	54,831	2,795,284
Compuware Corp. *	77,764	881,066
Concur Technologies, Inc. *	16,750	969,322
CoreLogic, Inc. *	40,060	737,505
DST Systems, Inc.	12,680	625,251
eBay, Inc. *	407,270	14,010,088
Electronic Arts, Inc. *	113,981	2,300,137
Equinix, Inc. *	15,300	1,540,098
FactSet Research Systems, Inc.	16,500	1,805,265
Fidelity National Information Services, Inc.	97,608	3,230,825
Fiserv, Inc. *	52,789	3,236,494
Fortinet, Inc. *	14,900	725,630
Gartner, Inc. *	25,900	1,111,369
Genpact Ltd. *	25,050	403,054
Global Payments, Inc.	26,838	1,428,855
Google, Inc., Class A *	88,511	48,158,835

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IAC/InterActiveCorp *	34,430	1,243,267
Informatica Corp. *	35,100	1,965,951
International Business Machines Corp.	440,940	75,215,545
Intuit, Inc. *	99,244	5,513,997
Jack Henry & Associates, Inc.	34,000	1,154,980
Lender Processing Services, Inc.	30,000	882,900
MasterCard, Inc., Class A	34,400	9,490,616
MICROS Systems, Inc. *	26,000	1,352,520
Microsoft Corp.	2,672,438	69,536,837
Monster Worldwide, Inc. *	46,200	758,142
Nuance Communications, Inc. *	77,800	1,610,460
Oracle Corp.	1,374,010	49,533,060
Parametric Technology Corp. *	46,200	1,121,274
Paychex, Inc.	114,228	3,736,398
Quest Software, Inc. *	21,300	548,688
Rackspace Hosting, Inc. *	34,500	1,593,555
Red Hat, Inc. *	67,683	3,212,912
Rovi Corp. *	36,500	1,772,440
SAIC, Inc. *	101,800	1,771,320
Salesforce.com, Inc. *	41,221	5,713,231
Solera Holdings, Inc.	22,700	1,248,500
SuccessFactors, Inc. *	27,000	936,090
Symantec Corp. *	275,489	5,413,359
Synopsys, Inc. *	57,100	1,563,969
Syntel, Inc.	4,600	251,528
Teradata Corp. *	58,744	3,284,964
TIBCO Software, Inc. *	55,500	1,664,445
Total System Services, Inc.	57,900	1,091,415
VeriFone Systems, Inc. *	30,500	1,672,010
VeriSign, Inc.	61,005	2,254,745
Visa, Inc., Class A	173,000	13,514,760
VMware, Inc., Class A *	28,200	2,691,126
WebMD Health Corp. *	17,324	1,002,540
Western Union Co.	232,840	4,947,850
Yahoo!, Inc. *	462,679	8,212,552

		438,373,285

Technology Hardware & Equipment 6.6%
Acme Packet, Inc. *	17,100	1,412,631
ADTRAN, Inc.	22,400	924,448
Amphenol Corp., Class A	62,020	3,467,538
Anixter International, Inc.	10,000	751,400
Apple, Inc. *	325,614	113,388,563
Arrow Electronics, Inc. *	40,500	1,846,395
Aruba Networks, Inc. *	25,600	919,808
Avnet, Inc. *	52,846	1,919,367
AVX Corp.	16,950	276,455
Brocade Communications Systems, Inc. *	168,000	1,050,000
Ciena Corp. *	33,200	937,568
Cisco Systems, Inc.	1,967,415	34,547,807
Corning, Inc.	554,763	11,616,737
Dell, Inc. *	596,049	9,244,720
Dolby Laboratories, Inc., Class A *	20,600	1,031,236
EchoStar Corp., Class A *	13,354	495,166
EMC Corp. *	731,324	20,725,722
F5 Networks, Inc. *	29,200	2,959,712
Finisar Corp. *	28,900	811,801
FLIR Systems, Inc.	59,500	2,095,590
Harris Corp.	45,496	2,417,202
Hewlett-Packard Co.	804,968	32,496,558
Ingram Micro, Inc., Class A *	53,851	1,008,629
InterDigital, Inc.	15,600	722,124
Itron, Inc. *	13,200	718,476
Jabil Circuit, Inc.	69,600	1,380,864
JDS Uniphase Corp. *	73,200	1,525,488
Juniper Networks, Inc. *	185,694	7,117,651
Lexmark International, Inc., Class A *	30,659	988,753
Loral Space & Communications, Inc. *	3,600	251,640
Molex, Inc.	53,121	1,434,267
Motorola Mobility Holdings, Inc. *	102,736	2,677,300
Motorola Solutions, Inc. *	117,412	5,386,863
National Instruments Corp.	31,200	946,608
NCR Corp. *	62,444	1,237,016
NetApp, Inc. *	128,300	6,669,034
Polycom, Inc. *	27,600	1,651,308
QUALCOMM, Inc.	574,178	32,636,278
Riverbed Technology, Inc. *	52,200	1,834,308
SanDisk Corp. *	83,258	4,091,298
Seagate Technology plc *	167,737	2,955,526
TE Connectivity Ltd.	158,700	5,689,395
Tech Data Corp. *	14,800	786,324
Tellabs, Inc.	130,975	644,397
Trimble Navigation Ltd. *	42,000	1,967,280
Vishay Intertechnology, Inc. *	58,500	1,116,180
Western Digital Corp. *	81,212	3,232,238
Xerox Corp.	484,545	4,889,059
Zebra Technologies Corp., Class A *	20,025	786,782

		339,681,510

Telecommunication Services 2.8%
American Tower Corp., Class A *	141,689	7,411,752
AT&T, Inc.	2,097,777	65,282,820
CenturyLink, Inc.	210,611	8,588,717
Clearwire Corp., Class A (b)*	133,050	646,623
Crown Castle International Corp. *	70,227	3,009,929
Frontier Communications Corp.	352,806	2,917,706
MetroPCS Communications, Inc. *	93,100	1,566,873
NII Holdings, Inc. *	59,441	2,471,557
SBA Communications Corp., Class A *	39,900	1,541,337
Sprint Nextel Corp. *	1,060,257	5,492,131
Telephone & Data Systems, Inc.	30,001	1,006,833
tw telecom, Inc. *	58,600	1,262,244
United States Cellular Corp. *	5,600	275,744
Verizon Communications, Inc.	1,003,357	37,906,827
Windstream Corp.	171,148	2,192,406

		141,573,499

Transportation 2.0%
Alaska Air Group, Inc. *	13,100	862,897
AMR Corp. *	118,351	694,720
C.H. Robinson Worldwide, Inc.	58,948	4,726,451
CSX Corp.	132,842	10,453,337
Delta Air Lines, Inc. *	280,000	2,906,400
Expeditors International of Washington, Inc.	75,398	4,091,849

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FedEx Corp.	111,728	10,689,018
Genesee & Wyoming, Inc., Class A *	14,700	911,106
Hertz Global Holdings, Inc. *	92,200	1,586,762
J.B. Hunt Transport Services, Inc.	28,491	1,358,451
Kansas City Southern *	37,600	2,184,936
Kirby Corp. *	21,100	1,198,058
Norfolk Southern Corp.	128,986	9,632,675
Ryder System, Inc.	16,964	907,574
Southwest Airlines Co.	265,188	3,115,959
Union Pacific Corp.	175,062	18,113,665
United Continental Holdings, Inc. *	112,582	2,569,121
United Parcel Service, Inc., Class B	351,035	26,317,094
UTI Worldwide, Inc.	36,100	809,001

		103,129,074

Utilities 3.3%
AGL Resources, Inc.	30,300	1,257,753
Alliant Energy Corp.	37,400	1,478,796
Ameren Corp.	83,085	2,435,221
American Electric Power Co., Inc.	170,471	6,218,782
American Water Works Co., Inc.	62,100	1,824,498
Aqua America, Inc.	53,434	1,204,937
Atmos Energy Corp.	28,918	1,008,949
Calpine Corp. *	133,400	2,234,450
CenterPoint Energy, Inc.	153,011	2,846,005
CMS Energy Corp.	90,033	1,782,653
Consolidated Edison, Inc.	103,106	5,373,885
Constellation Energy Group, Inc.	70,941	2,583,671
Dominion Resources, Inc.	206,008	9,562,891
DPL, Inc.	46,861	1,419,420
DTE Energy Co.	59,397	3,001,330
Duke Energy Corp.	470,193	8,769,099
Edison International	115,654	4,541,733
Energen Corp.	23,796	1,546,978
Entergy Corp.	64,262	4,480,347
Exelon Corp.	234,776	9,895,808
FirstEnergy Corp.	146,291	5,845,788
GenOn Energy, Inc. *	271,855	1,068,390
Great Plains Energy, Inc.	48,100	989,898
Hawaiian Electric Industries, Inc.	37,748	962,197
Integrys Energy Group, Inc.	29,955	1,568,444
ITC Holdings Corp.	16,200	1,149,066
MDU Resources Group, Inc.	62,317	1,488,753
National Fuel Gas Co.	28,047	2,055,845
NextEra Energy, Inc.	147,608	8,350,185
Nicor, Inc.	18,000	997,740
NiSource, Inc.	95,180	1,851,251
Northeast Utilities	60,814	2,164,978
NRG Energy, Inc. *	82,930	2,006,906
NSTAR	36,412	1,685,876
NV Energy, Inc.	92,000	1,397,480
OGE Energy Corp.	32,780	1,742,913
ONEOK, Inc.	37,262	2,606,104
Pepco Holdings, Inc.	76,274	1,469,800
PG&E Corp.	139,137	6,411,433
Piedmont Natural Gas Co., Inc.	27,000	857,250
Pinnacle West Capital Corp.	39,687	1,722,019
PPL Corp.	171,561	4,705,918
Progress Energy, Inc.	103,985	4,934,088
Public Service Enterprise Group, Inc.	179,572	5,776,831
Questar Corp.	68,320	1,200,382
SCANA Corp.	37,731	1,566,591
Sempra Energy	85,178	4,693,308
Southern Co.	297,718	11,622,911
TECO Energy, Inc.	70,817	1,364,644
The AES Corp. *	235,002	3,111,427
UGI Corp.	41,148	1,370,228
Vectren Corp.	31,800	908,844
Westar Energy, Inc.	42,700	1,161,867
Wisconsin Energy Corp.	83,036	2,591,554
Xcel Energy, Inc.	163,309	3,973,308

		170,841,423

Total Common Stock
(Cost $2,147,364,378)		5,097,239,554

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	13,251,361	13,251,361

Total Other Investment Company
(Cost $13,251,361)		13,251,361

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.09%, 06/16/11 (c)	2,550,000	2,549,729

Total Short-Term Investment
(Cost $2,549,723)		2,549,729

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	16,776,350	16,776,350

Total Collateral Invested for Securities on Loan
(Cost $16,776,350)		16,776,350

End of Collateral Invested for Securities on Loan

16 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/11 tax basis cost of the fund’s investments was $2,140,254,188 and the unrealized appreciation and depreciation were $3,033,113,922 and ($60,327,466), respectively, with a net unrealized appreciation of $2,972,786,456.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	200	13,597,000	491,150

See financial notes 17

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Schwab Investments — Schwab 1000 Index Fund

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:		June 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:		June 9, 2011

By:	/s/	George Pereira

George Pereira
Principal Financial Officer

Date:		June 14, 2011